Nuveen Minnesota Intermediate Municipal Bond
Fund
Portfolio of Investments February 28, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.9%
MUNICIPAL BONDS - 97.9%
Education and Civic Organizations - 15.1%
Baytown Township, Minnesota Charter School Lease
Revenue Bonds, Saint Croix Preparatory Academy,
Refunding Series 2016A:
$ 425 3.000%, 8/01/23 No Opt. Call BB+ $ 430,891
720 3.500%, 8/01/25 No Opt. Call BB+ 745,315
130 4.000%, 8/01/28 8/26 at 100.00 BB+ 137,484
1,160 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Series 2021A,
5.000%, 6/15/37
6/29 at 100.00 N/R 1,099,309
City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project, Series 2016A:
100 5.000%, 7/01/31 7/24 at 102.00 N/R 106,730
1,000 5.000%, 7/01/36 7/24 at 102.00 N/R 1,062,610
Deephaven, Minnesota, Charter School Lease Revenue
Bonds, Eagle Ridge Academy Project, Series 2015A:
190 5.000%, 7/01/30 7/25 at 100.00 BB+ 204,577
710 5.250%, 7/01/37 7/25 at 100.00 BB+ 770,336
Deephaven, Minnesota, Charter School Lease Revenue
Bonds, Eagle Ridge Academy Project, Series 2016A:
200 4.000%, 7/01/22 No Opt. Call BB+ 201,376
465 4.000%, 7/01/23 No Opt. Call BB+ 476,829
300 4.000%, 7/01/24 No Opt. Call BB+ 311,499
135 4.000%, 7/01/25 No Opt. Call BB+ 141,561
130 4.000%, 7/01/26 7/25 at 100.00 BB+ 136,148
300 4.000%, 7/01/27 7/25 at 100.00 BB+ 313,308
370 4.000%, 7/01/28 7/25 at 100.00 BB+ 385,692
240 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills
Preparatory Academy Project, Series 2017A, 4.375%, 10/01/27
10/24 at 100.00 N/R 246,206
645 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.500%, 8/01/36
8/22 at 102.00 BB+ 664,427
Greenwood, Minnesota, Charter School Lease Revenue
Bonds, Main Street School of Performing Arts Project,
Series 2016A:
1,010 4.500%, 7/01/26 No Opt. Call N/R 1,050,208
40 5.000%, 7/01/36 7/26 at 100.00 N/R 41,493
1,820 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 4.000%, 11/01/26
No Opt. Call BB 1,897,332
975 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 BB 1,002,124
Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A:
1,000 4.750%, 7/01/31 7/26 at 100.00 N/R 1,031,900
500 5.000%, 7/01/36 7/26 at 100.00 N/R 513,465
1,350 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2016A, 5.000%, 7/01/31
7/24 at 102.00 N/R 1,434,199
1,405 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A, 5.000%, 12/01/32, 144A
12/27 at 100.00 N/R 1,540,597
1,380 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.000%, 7/01/33
7/23 at 100.00 BB+ 1,439,064
1,040 Minneapolis, Minnesota, Revenue Bonds, University Gateway Project,
Refunding Series 2015, 4.000%, 12/01/28
12/24 at 100.00 Aa1 1,102,847
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Bethel University, Refunding Series 2017:
2,800 5.000%, 5/01/32 5/27 at 100.00 BB+ 3,059,560
655 5.000%, 5/01/37 5/27 at 100.00 BB+ 710,099
1,600 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017, 4.000%, 3/01/33
3/27 at 100.00 Aa2 1,749,872

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Minnesota Higher Education Facilities Authority, Revenue
Bonds, College of Saint Scholastica, Inc., Refunding Series
2019:
$ 100 3.000%, 12/01/22 No Opt. Call Baa2 $ 101,233
140 3.000%, 12/01/23 No Opt. Call Baa2 143,235
105 4.000%, 12/01/24 No Opt. Call Baa2 110,939
310 Minnesota Higher Education Facilities Authority, Revenue Bonds, College
of St. Scholastica, Inc., Series 2012-7R, 3.375%, 12/01/22
No Opt. Call Baa2 314,684
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Gustavus Adolfus College, Series 2013-7W:
250 5.000%, 10/01/22 No Opt. Call A3 255,975
500 5.000%, 10/01/23 No Opt. Call A3 529,625
1,000 4.250%, 10/01/28 10/23 at 100.00 A3 1,035,930
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Macalester College, Refunding Series 2021:
100 4.000%, 3/01/29 No Opt. Call Aa3 114,762
150 4.000%, 3/01/30 No Opt. Call Aa3 174,351
160 4.000%, 3/01/31 No Opt. Call Aa3 187,752
140 4.000%, 3/01/32 3/31 at 100.00 Aa3 162,382
1,250 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Series 201528J, 3.250%, 3/01/29
3/25 at 100.00 Aa3 1,305,288
1,235 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/31
10/28 at 100.00 Baa1 1,439,788
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint John's University, Refunding Series 2021:
500 4.000%, 10/01/32 10/30 at 100.00 A2 570,270
200 4.000%, 10/01/34 10/30 at 100.00 A2 226,468
700 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
John's University, Series 2015-8I, 3.375%, 10/01/30
10/25 at 100.00 A2 733,292
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint Olaf College, Series 2015-8-G:
1,305 5.000%, 12/01/26 12/25 at 100.00 A1 1,466,089
1,000 5.000%, 12/01/28 12/25 at 100.00 A1 1,119,180
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint Olaf College, Series 2021:
2,250 3.000%, 10/01/38 10/30 at 100.00 A1 2,318,152
45 3.000%, 10/01/41 10/30 at 100.00 A1 46,159
1,500 4.000%, 10/01/46 10/30 at 100.00 A1 1,673,850
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2013-7U:
2,000 4.000%, 4/01/25 4/23 at 100.00 A2 2,054,300
775 4.000%, 4/01/26 4/23 at 100.00 A2 795,390
300 4.000%, 4/01/27 4/23 at 100.00 A2 307,701
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2017A:
750 4.000%, 10/01/34 10/27 at 100.00 A2 825,405
525 4.000%, 10/01/35 10/27 at 100.00 A2 577,379
450 4.000%, 10/01/36 10/27 at 100.00 A2 494,528
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2019:
400 5.000%, 10/01/27 No Opt. Call A2 468,968
295 5.000%, 10/01/28 No Opt. Call A2 352,935
1,000 4.000%, 10/01/31 10/29 at 100.00 A2 1,137,560
450 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/26, (AMT)
No Opt. Call AA 511,375
705 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, Senior Series 2018, 5.000%, 11/01/26, (AMT)
No Opt. Call AA 799,470
1,185 Minnesota State Colleges and University, General Fund Revenue Bonds,
Series 2015A, 3.000%, 10/01/26
4/25 at 100.00 AA- 1,238,929

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Moorhead, Minnesota, Educational Facilities Revenue
Bonds, The Concordia College Corporation Project, Series
2016:
$ 980 4.000%, 12/01/30 12/25 at 100.00 Baa1 $ 1,024,335
1,060 4.000%, 12/01/32 12/25 at 100.00 Baa1 1,105,432
935 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/34
9/24 at 100.00 BB- 965,537
560 Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter
School Project, Refunding Series 2013A, 5.000%, 12/01/26
3/22 at 100.00 BBB- 561,344
70 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/36
4/26 at 100.00 N/R 64,976
710 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A,
5.500%, 7/01/38, 144A
7/27 at 100.00 N/R 780,638
2,005 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A, 5.250%, 9/01/31
9/26 at 100.00 BB+ 2,224,628
200 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A,
5.000%, 6/15/38, 144A
6/25 at 100.00 N/R 210,942
325 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.000%, 9/01/31
9/24 at 102.00 BB+ 337,327
885 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities Academy Project, Series
2015A, 5.000%, 7/01/35
7/25 at 100.00 BB 931,755
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A:
95 4.000%, 7/01/23 No Opt. Call BB 96,725
700 5.000%, 7/01/33 7/23 at 100.00 BB 719,943
260 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter
School Project, Series 2013A, 4.000%, 3/01/28
3/23 at 100.00 BB 262,382
2,770 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy
Project, Series 2016A, 5.000%, 10/01/36
10/26 at 100.00 N/R 2,938,333
University of Minnesota, General Obligation Bonds, Series
2014B:
1,000 4.000%, 1/01/31 1/24 at 100.00 Aa1 1,046,520
1,000 4.000%, 1/01/32 1/24 at 100.00 Aa1 1,045,780
1,000 4.000%, 1/01/34 1/24 at 100.00 Aa1 1,045,220
University of Minnesota, General Obligation Bonds, Series
2019A:
1,310 5.000%, 4/01/29 No Opt. Call Aa1 1,606,584
1,890 5.000%, 4/01/30 4/29 at 100.00 Aa1 2,312,169
Winona Port Authority, Minnesota, Charter School Lease
Revenue Bonds, Bluffview Montessori School Project,
Refunding Series 2016:
150 3.750%, 6/01/26 6/24 at 100.00 N/R 150,507
10 4.500%, 6/01/36 6/24 at 100.00 N/R 10,023
690 Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury
Leadership Academy, Series 2021A, 4.000%, 7/01/31
7/28 at 103.00 BB- 742,399
63,175 Total Education and Civic Organizations 67,783,901
Health Care - 14.1%
3,370 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016, 4.000%, 3/01/29
3/26 at 100.00 N/R 3,528,491
City of Plato, Minnesota, Health Care Facilities Revenue
Bonds, Glencoe Regional Health Services Project, Series
2017:
1,140 4.000%, 4/01/29 4/27 at 100.00 BBB 1,228,749
1,040 4.000%, 4/01/32 4/27 at 100.00 BBB 1,101,901

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 1,150 Crookston, Minnesota, Health Care Facilities Revenue Bonds, RiverView
Health Project, Refunding Series 2017A, 4.000%, 5/01/32
5/25 at 100.00 N/R $ 1,127,863
Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A:
1,045 5.000%, 2/15/33 2/28 at 100.00 A- 1,223,977
255 4.250%, 2/15/38 2/28 at 100.00 A- 284,562
675 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2021A, 4.000%, 6/15/37
6/31 at 100.00 BBB- 753,827
240 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022A,  Forward Delivery, 4.000%, 6/15/35(WI/DD,
Settling 3/17/22)
6/32 at 100.00 BBB- 267,019
Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013:
660 4.000%, 4/01/25 4/22 at 100.00 BBB 661,102
400 4.000%, 4/01/26 4/22 at 100.00 BBB 400,644
2,000 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds,
North Memorial Health Care, Series 2015, 5.000%, 9/01/28
9/25 at 100.00 Baa1 2,216,440
Maple Grove, Minnesota, Health Care Facility Revenue
Bonds, North Memorial Health Care, Series 2017:
495 5.000%, 5/01/31 5/27 at 100.00 Baa1 569,349
405 5.000%, 5/01/32 5/27 at 100.00 Baa1 465,219
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Allina Health System, Series 2021:
1,500 4.000%, 11/15/36 11/31 at 100.00 N/R 1,728,645
3,000 4.000%, 11/15/39 11/31 at 100.00 N/R 3,444,210
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2015A:
1,190 5.000%, 11/15/28 11/25 at 100.00 A+ 1,327,148
1,100 5.000%, 11/15/29 11/25 at 100.00 A+ 1,224,674
1,000 5.000%, 11/15/30 11/25 at 100.00 A+ 1,113,340
2,000 5.000%, 11/15/32 11/25 at 100.00 A+ 2,226,680
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2018A:
3,390 5.000%, 11/15/35 11/28 at 100.00 A+ 4,046,575
2,100 5.000%, 11/15/36 11/28 at 100.00 A+ 2,504,502
500 Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care System Revenue Bonds, Allina Health System, Refunding
Series 2017A, 5.000%, 11/15/29
5/27 at 100.00 AA- 582,810
Minneapolis-Saint Paul Housing and Redevelopment
Authority, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Refunding Series 2019:
225 5.000%, 11/15/25 No Opt. Call AA- 254,038
645 5.000%, 11/15/26 No Opt. Call AA- 745,227
1,030 5.000%, 11/15/27 No Opt. Call AA- 1,218,634
Northern Itasca Hospital District, Minnesota, Health Facilities
Gross Revenue Bonds, Refunding Series 2013A:
275 4.000%, 12/01/25 3/22 at 100.00 N/R 264,212
250 4.050%, 12/01/26 3/22 at 100.00 N/R 236,492
250 4.150%, 12/01/27 3/22 at 100.00 N/R 233,690
750 Northern Itasca Hospital District, Minnesota, Health Facilities Gross
Revenue Bonds, Series 2013C, 5.400%, 12/01/33
3/22 at 100.00 N/R 734,648
Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Refunding Series 2016B:
2,560 5.000%, 11/15/29 No Opt. Call AA 3,158,579
1,000 5.000%, 11/15/33 No Opt. Call AA 1,327,710
1,895 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 5.000%, 5/01/27
5/26 at 100.00 AA- 2,155,202

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Facility Revenue Bonds,
HealthPartners Obligated Group, Refunding Series 2015A:
$ 3,720 5.000%, 7/01/28 7/25 at 100.00 A $ 4,119,045
1,550 5.000%, 7/01/30 7/25 at 100.00 A 1,714,145
4,500 5.000%, 7/01/32 7/25 at 100.00 A 4,970,385
1,155 4.000%, 7/01/35 7/25 at 100.00 A 1,226,575
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Revenue Bonds, Fairview Health
Services, Series 2017A:
1,000 5.000%, 11/15/28 11/27 at 100.00 A+ 1,169,480
1,000 5.000%, 11/15/34 11/27 at 100.00 A+ 1,161,250
1,745 4.000%, 11/15/35 11/27 at 100.00 A+ 1,916,952
625 4.000%, 11/15/36 11/27 at 100.00 A+ 686,238
1,305 4.000%, 11/15/37 11/27 at 100.00 A+ 1,432,120
Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series
2014:
1,200 5.000%, 9/01/27 9/24 at 100.00 A 1,295,892
1,140 5.000%, 9/01/29 9/24 at 100.00 A 1,230,721
56,475 Total Health Care 63,278,962
Housing/Multifamily - 0.1%
500 Anoka Housing and Redevelopment Authority, Minnesota, Multifamily
Housing Revenue Bonds, Woodland Park Apartments Project, Series
2011A, 5.000%, 4/01/27
3/22 at 100.00 Aaa 501,190
Housing/Single Family - 0.5%
185 Dakota County Community Development Agency, Minnesota, Single
Family Mortgage Revenue Bonds, Mortgage Backed Securities Program,
Series 2011A, 4.400%, 12/01/26
3/22 at 100.00 AA+ 185,141
80 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2012A, 3.750%, 7/01/22, (AMT)
3/22 at 100.00 AA+ 80,160
130 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2014C, 3.100%, 7/01/26
7/24 at 100.00 AA+ 130,549
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020A:
400 1.300%, 7/01/22, (AMT) No Opt. Call AA+ 400,440
285 1.350%, 7/01/23, (AMT) No Opt. Call AA+ 284,618
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E:
715 1.850%, 1/01/29 No Opt. Call AA+ 706,484
430 1.900%, 7/01/29 No Opt. Call AA+ 423,610
2,225 Total Housing/Single Family 2,211,002
Industrials - 0.2%
1,000 Minneapolis, Minnesota, Limited Tax Supported Development Revenue
Bonds,  Common Bond Fund Series 2013-1, 4.000%, 6/01/28
6/22 at 100.00 A+ 1,007,470
Long-Term Care - 9.8%
250 Anoka, Minnesota, Housing Revenue Bonds, The Homestead at Anoka,
Inc. Project, Refunding Series 2017, 5.000%, 11/01/46
11/24 at 103.00 N/R 263,843
Apple Valley, Minnesota Senior Housing Revenue Bonds,
PHS Apple Valley Senior Housing, Inc., Orchard Path Phase
II Project, Series 2021:
225 4.000%, 9/01/26 No Opt. Call N/R 236,709
240 4.000%, 9/01/28 No Opt. Call N/R 252,960
270 4.000%, 9/01/31 9/28 at 102.00 N/R 282,080
465 4.000%, 9/01/36 9/28 at 102.00 N/R 480,020
440 4.000%, 9/01/41 9/28 at 102.00 N/R 448,584
1,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc, Orchard Path Project, Refunding Series 2018,
4.250%, 9/01/38
9/23 at 102.00 N/R 1,020,740

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
$ 1,000 Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden
Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/25
11/24 at 100.00 Baa1 $ 1,089,020
Chatfield, Minnesota, Healthcare and Housing Facilities
Revenue Bonds, Chosen Valley Care Center Project,
Refunding Series 2019:
100 4.000%, 9/01/29 9/26 at 102.00 N/R 102,532
100 4.000%, 9/01/30 9/26 at 102.00 N/R 101,487
100 4.000%, 9/01/31 9/26 at 102.00 N/R 100,454
100 4.000%, 9/01/32 9/26 at 102.00 N/R 99,322
155 4.000%, 9/01/33 9/26 at 102.00 N/R 152,751
100 4.000%, 9/01/34 9/26 at 102.00 N/R 97,690
815 Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Series 2013B, 6.000%, 8/01/33
8/23 at 100.00 N/R 839,189
1,110 City of Minneapolis, Minnesota, Senior Housing and Healthcare Facilities
Revenue Bonds, Walker Minneapolis Campus Project, Series 2015,
4.625%, 11/15/31
11/22 at 100.00 N/R 1,069,130
325 City of Vergas, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Refunding Series 2016, 4.000%, 8/01/31
8/24 at 100.00 N/R 326,401
235 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2017, 4.450%, 3/01/31
3/22 at 101.00 N/R 233,966
200 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2018, 4.500%, 9/01/33
9/23 at 100.00 N/R 197,000
Columbus, Minnesota, Senior Housing Revenue Bonds,
Richfield Senior Housing, Inc., Refunding Series 2015:
1,000 4.600%, 1/01/27 1/23 at 100.00 N/R 970,850
500 5.000%, 1/01/34 1/23 at 100.00 N/R 466,055
Dakota County Community Development Agency,
Minnesota, Senior Housing Revenue Bonds, Walker
Highview Hills LLC Project, Refunding Series 2016A:
2,385 3.875%, 8/01/29, 144A 8/22 at 100.00 N/R 2,395,089
1,100 5.000%, 8/01/36, 144A 8/22 at 100.00 N/R 1,108,019
500 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of
Lonsdale, LLC Project, Series 2019, 4.200%, 5/01/35
5/24 at 101.00 N/R 485,680
1,435 Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen, Second Century & Owatonna Senior Living Project, Refunding
Series 2014A, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
3/22 at 100.00 N/R 1,435,646
200 Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds,
Haven Homes, Inc. Project, Series 2019, 4.000%, 7/01/32
7/25 at 102.00 N/R 200,086
100 Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton
Community Home, Refunding Series 2019, 3.750%, 5/01/34
5/24 at 101.00 N/R 96,483
Minneapolis, Minnesota, Revenue Bonds, Walker
Minneapolis Campus Project, Refunding Series 2012:
1,400 5.000%, 11/15/24 11/22 at 100.00 N/R 1,406,804
1,650 4.750%, 11/15/28 11/22 at 100.00 N/R 1,642,393
Minneapolis, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Ecumen, Abiitan Mill City Project,  Series
2015:
425 4.750%, 11/01/28 5/23 at 100.00 N/R 428,085
750 5.250%, 11/01/45 5/23 at 100.00 N/R 755,325
Morris, Minnesota, Health Care Facilities Revenue Bonds,
Farmington Health Services Project, Refunding Series
2019:
190 2.900%, 8/01/23 No Opt. Call N/R 189,314
100 3.100%, 8/01/25 8/24 at 101.00 N/R 99,415
380 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens
Project, Refunding Series 2016, 4.000%, 10/01/24
No Opt. Call N/R 402,663
Rochester, Minnesota, Health Care and Housing Revenue
Bonds, Samaritan Bethany, Inc. Project, Refunding Series
2017A:
775 3.875%, 8/01/26 8/25 at 100.00 N/R 791,267
805 4.000%, 8/01/27 8/25 at 100.00 N/R 823,555
2,000 4.000%, 8/01/30 8/25 at 100.00 N/R 2,033,800

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
$ 405 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 4.000%, 7/01/33
7/24 at 102.00 N/R $ 373,904
1,000 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016B, 4.350%, 6/01/36
6/26 at 100.00 N/R 1,002,240
2,760 Saint Paul Housing and Redevelopment Authority Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Homes Project,
Series 2013, 5.000%, 5/01/33
5/23 at 100.00 N/R 2,804,767
Saint Paul Housing and Redevelopment Authority,
Minnesota, Revenue Bonds, Amherst H. Wilder
Foundation Project, Refunding Series 2020A:
500 5.000%, 12/01/25 No Opt. Call Baa2 557,325
1,015 5.000%, 12/01/26 No Opt. Call Baa2 1,153,690
Saint Paul Housing and Redevelopment Authority,
Minnesota, Senior Housing and Health Care Revenue
Bonds, Episcopal Church Homes Project, Refunding
Senior Series 2021A:
160 3.100%, 11/01/31, 144A 11/26 at 102.00 N/R 147,453
625 3.150%, 11/01/32, 144A 11/26 at 102.00 N/R 569,531
Saint Paul Park, Minnesota, Health Facilities Revenue Bonds,
Presbyterian Homes Interlude Transitional Care Projects,
Refunding Series 2018:
510 4.200%, 5/01/33 5/23 at 102.00 N/R 527,437
1,940 4.750%, 5/01/38 5/23 at 102.00 N/R 2,016,164
Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017:
500 3.250%, 9/01/26 9/24 at 100.00 N/R 509,385
550 3.700%, 9/01/28 9/24 at 100.00 N/R 563,057
350 3.800%, 9/01/29 9/24 at 100.00 N/R 358,382
565 3.900%, 9/01/30 9/24 at 100.00 N/R 578,515
320 4.125%, 9/01/34 9/24 at 100.00 N/R 327,744
1,020 Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds,
Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/27
9/22 at 100.00 N/R 1,026,212
1,590 Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor
Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/27
No Opt. Call N/R 1,667,767
2,395 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
1/23 at 100.00 N/R 2,364,248
Scanlon, Minnesota, Health Care Facilities Revenue Bonds,
Duluth Health Services Project, Refunding Series 2020:
100 2.450%, 3/01/23 No Opt. Call N/R 98,960
120 2.700%, 3/01/26 3/25 at 101.00 N/R 115,319
335 2.950%, 3/01/28 3/25 at 101.00 N/R 315,208
Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series
2019:
175 3.000%, 8/01/27 8/24 at 102.00 N/R 176,657
300 3.125%, 8/01/28 8/24 at 102.00 N/R 302,646
300 3.250%, 8/01/29 8/24 at 102.00 N/R 302,826
225 3.375%, 8/01/30 8/24 at 102.00 N/R 227,344
600 5.000%, 8/01/31 8/24 at 102.00 N/R 637,152
450 5.000%, 8/01/32 8/24 at 102.00 N/R 477,320
250 5.000%, 8/01/33 8/24 at 102.00 N/R 264,938
555 5.000%, 8/01/34 8/24 at 102.00 N/R 587,756
250 5.000%, 8/01/35 8/24 at 102.00 N/R 264,575
500 4.000%, 8/01/44 8/24 at 102.00 N/R 507,060
43,290 Total Long-Term Care 43,949,989

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General - 34.0%
$ 2,000 Alexandria Independent School District 206, Douglas County, Minnesota,
General Obligation Bonds, Refunding School Building Series 2017A,
5.000%, 2/01/30
2/28 at 100.00 Aa2 $ 2,367,920
Annandale Independent School District 876, Wright and
Stearns Counties, Minnesota, General Obligation Bonds,
Refunding School Building Series 2020A:
1,180 4.000%, 2/01/28 No Opt. Call Aa2 1,330,592
1,475 Anoka-Hennepin Independent School District 11, Coon Rapids,
Minnesota, General Obligation Bonds, School Building Series 2020A,
3.000%, 2/01/34
2/28 at 100.00 AAA 1,555,034
1,165 Barnesville Independent School District 146 Public Schools, Clay, Otter
Tail and Wilkin Counties, Minnesota, General Obligation Bonds, School
Building Series 2019A, 4.000%, 2/01/31
2/28 at 100.00 Aa2 1,293,651
Belgrade Brooten Elrosa Public Schools Independent
School District 2364, Minnesota, General Obligation
Bonds, School Building Series 2020A:
400 3.000%, 2/01/28 2/26 at 100.00 Aa2 421,144
280 3.000%, 2/01/29 2/26 at 100.00 Aa2 293,902
1,405 Benson Independent School District 777, Minnesota, General Obligation
Bonds, School Building Series 2018A, 4.000%, 2/01/32
2/27 at 100.00 AAA 1,553,790
320 Blue Earth Area Schools Independent School District 2860, Minnesota,
General Obligation Bonds, Refunding Series 2019A, 4.000%, 2/01/26
No Opt. Call Aa2 349,222
1,565 Brainerd Independent School District 181, Crow Wing County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018C,
5.000%, 2/01/27
2/26 at 100.00 AAA 1,780,485
Brainerd Independent School District 181, Crow Wing
County, Minnesota, General Obligation Bonds, School
Building Series 2018A:
3,280 4.000%, 2/01/30 2/27 at 100.00 AAA 3,645,359
1,000 4.000%, 2/01/33 2/27 at 100.00 AAA 1,103,420
Brooklyn Center Independent School District 286,
Minnesota, General Obligation Bonds, Series 2018A:
2,145 4.000%, 2/01/35 2/27 at 100.00 Aa2 2,354,116
1,720 4.000%, 2/01/37 2/27 at 100.00 Aa2 1,878,395
2,000 Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding Series
2014A, 4.000%, 11/01/28 - BAM Insured
11/23 at 100.00 AA 2,091,700
420 Burnsville, Dakota County, Minnesota, General Obligation Bonds,
Refunding Utility Improvement Series 2019A, 5.000%, 12/20/27
No Opt. Call AAA 501,308
365 Centennial Independent School District 12, Circle Pines, Anoka County,
Minnesota, General Obligation Bonds, School Building Bonds, Series
2019A, 5.000%, 2/01/23
No Opt. Call AAA 378,600
Chaska, Minnesota, General Obligation Bonds, Series
2020C:
235 5.000%, 2/01/28 No Opt. Call AA 278,440
250 5.000%, 2/01/29 No Opt. Call AA 302,265
1,000 Cloquet Independent School District 94, Carlton and Saint Louis Counties,
Minnesota, General Obligation Bonds, School Building Series 2015B,
4.000%, 2/01/36
2/25 at 100.00 Aa2 1,066,760
225 Columbia Heights Independent School District 13, Minnesota, General
Obligation Bonds, School Building Series 2019B, 0.000%, 2/01/27
No Opt. Call Aa2 205,918
1,055 Dawson-Boyd Independent School District 378, Yellow Medicine County,
Minnesota, General Obligation Bonds, School Building Series 2019A,
4.000%, 2/01/30
2/28 at 100.00 AAA 1,184,301
1,250 Detroit Lakes Independent School District 22, Becker and Otter Tail
Counties, Minnesota, General Obligation Bonds, School Building Series
2019A, 4.000%, 2/01/30
2/27 at 100.00 AAA 1,395,500
Dilworth-Glyndon-Felton Independent School District 2164,
Clay County, Minnesota, General Obligation Bonds,
School Building Series 2020A:
685 4.000%, 2/01/28 2/26 at 100.00 AAA 753,027
970 4.000%, 2/01/30 2/26 at 100.00 AAA 1,063,227

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,270 Duluth Independent School District 709, Saint Louis County, Minnesota,
General Obligation Bonds, Capital Appreciation Series 2021C, 0.000%,
2/01/30
2/28 at 96.61 Aa2 $ 1,040,371
3,150 Elk River Independent School District 728, Minnesota, General Obligation
Bonds, Facilities Maintenance Series 2019A, 4.000%, 2/01/31
2/27 at 100.00 Aa2 3,485,160
1,530 Eveleth-Gilbert Public Schools Independent School District 2154, Saint
Louis County, Minnesota, General Obligation Bonds, Series 2019A,
4.000%, 2/01/32
2/28 at 100.00 AAA 1,709,530
Fridley Independent School District 14, Anoka County,
Minnesota, General Obligation Bonds, Alternative Facility,
Series 2016B:
2,620 5.000%, 2/01/27 2/26 at 100.00 Aa2 2,977,525
1,075 4.000%, 2/01/28 2/26 at 100.00 Aa2 1,179,608
665 Goodhue County, Minnesota, General Obligation Bonds, Capital
Improvement Plan, Series 2015A, 3.000%, 2/01/27
2/23 at 100.00 Aa2 674,064
1,485 Goodhue Independent School District 253, Minnesota, General
Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30
2/28 at 100.00 AAA 1,667,002
Greenway Independent School District 316, Itasca
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2019F:
1,265 0.000%, 2/01/27 2/26 at 97.95 AAA 1,156,324
1,345 0.000%, 2/01/28 2/26 at 95.70 AAA 1,195,597
460 Greenway Independent School District 316, Itasca County, Minnesota,
General Obligation Bonds, Refunding Alternate Facilities Series 2019D,
5.000%, 2/01/26
No Opt. Call AAA 522,210
1,040 Hennepin County, Minnesota, General Obligation Bonds, Sales Tax Series
2020C, 5.000%, 12/15/31
12/29 at 100.00 AAA 1,294,498
300 Hennepin County, Minnesota, General Obligation Bonds, Series 2017C,
5.000%, 12/01/24
No Opt. Call AAA 330,651
5,855 Hennepin County, Minnesota, General Obligation Bonds, Series 2020A,
5.000%, 12/01/36
12/30 at 100.00 N/R 7,363,014
630 Hopkins, Hennepin County, Minnesota, General Obligation Bonds, Series
2020A, 4.000%, 2/01/29
No Opt. Call AA+ 726,648
500 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 AAA 542,870
330 Jackson County Central Independent School District 2895, Minnesota,
General Obligation Bonds, School Building Series 2020A, 4.000%,
2/01/27
No Opt. Call AAA 369,075
100 La Crescent, Minnesota, General Obligation Bonds, Series 2019B, 4.000%,
2/01/23
No Opt. Call A1 102,763
1,225 Lake City Independent School District 813, Goodhue and Wabasha
Counties, Minnesota, General Obligation Bonds, Refunding Series
2019A, 5.000%, 2/01/26
No Opt. Call AAA 1,392,164
Lake Crystal, Minnesota, General Obligation Bonds, Series
2019A:
130 3.000%, 12/15/23 No Opt. Call AA 133,787
265 3.000%, 12/15/24 No Opt. Call AA 275,796
355 Lakeview Independent School District 2167, Lyon and Yellow Counties,
Minnesota, General Obligation Bonds, Lakeview Public Schools Building
Series 2021A, 4.000%, 2/01/29
No Opt. Call AAA 408,207
Lester Prairie Independent School District 424, McLeaod
County, Minnesota, General Obligation Bonds, School
Building Series 2019A:
415 5.000%, 2/01/29 No Opt. Call Aa2 505,682
625 4.000%, 2/01/30 2/29 at 100.00 Aa2 715,956
Mankato Independent School District 77, Nicollet and Le
Sueur Counties, Minnesota, General Obligation Bonds,
Facilities Maintenance Series 2020A:
505 4.000%, 2/01/30 2/29 at 100.00 Aa2 578,493
595 4.000%, 2/01/31 2/29 at 100.00 Aa2 679,323
500 4.000%, 2/01/33 2/29 at 100.00 Aa2 569,155
550 4.000%, 2/01/34 2/29 at 100.00 Aa2 625,576

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,390 Maple River Independent School District 2135, Minnesota, General
Obligation Bonds, School Building Series 2020A, 5.000%, 2/01/29
No Opt. Call AAA $ 1,696,773
500 Marshall Independent School District 413, Lyon County, Minnesota,
General Obligation Bonds, School Building Series 2019B, 4.000%,
2/01/30
2/28 at 100.00 Aa2 559,495
2,595 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, Long-Term Facilities Maintenance Series
2017B, 4.000%, 2/01/32
2/28 at 100.00 AAA 2,933,622
1,980 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, Long-Term Facilities Maintenance Series
2019B, 4.000%, 2/01/34
2/29 at 100.00 AAA 2,258,962
1,490 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, School Building Series 2020B, 4.000%,
2/01/32
2/30 at 100.00 AAA 1,731,589
Minneapolis, Minnesota, General Obligation Bonds,
Improvement & Various Purpose Series 2018:
1,480 4.000%, 12/01/33 12/26 at 100.00 AAA 1,642,282
500 4.000%, 12/01/35 12/26 at 100.00 AAA 552,655
1,000 Minnesota State, General Obligation Bonds, State Trunk Highway Series
2014B, 4.000%, 8/01/26
8/24 at 100.00 AAA 1,065,580
1,000 Minnesota State, General Obligation Bonds, Various Purpose Refunding
Series 2013F, 4.000%, 10/01/25
10/23 at 100.00 AAA 1,045,090
2,000 Minnesota State, General Obligation Bonds, Various Purpose Series
2013A, 5.000%, 8/01/25
8/23 at 100.00 AAA 2,111,860
2,000 Minnesota State, General Obligation Bonds, Various Purpose Series
2013D, 3.500%, 10/01/28
10/23 at 100.00 AAA 2,069,560
4,375 Minnesota State, General Obligation Bonds, Various Purpose Series
2019A, 5.000%, 8/01/32
8/29 at 100.00 AAA 5,386,369
5,000 Minnesota State, General Obligation Bonds, Various Purpose Series
2021A, 4.000%, 9/01/33
9/31 at 100.00 N/R 5,929,300
Minnetonka Independent School District 276, Hennepin
County, Minnesota, General Obligation Bonds, Refunding
Series 2013H:
525 4.000%, 2/01/25 2/23 at 100.00 Aaa 538,870
600 4.000%, 2/01/26 2/23 at 100.00 Aaa 615,354
500 Montgomery Independent School District 2905, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34
2/25 at 100.00 Aa2 537,675
1,475 Moose Lake Independent School District 97, Carlton and Pine Counties,
Minnesota, General Obligation Bonds, School Building Series 2015A,
4.000%, 2/01/30
2/25 at 100.00 Aa2 1,572,601
1,000 Mora Independent School District 332, Kanabec County, Minnesota,
General Obligation Bonds, School Building Series 2020A, 3.000%,
2/01/29
2/28 at 100.00 AAA 1,057,600
2,050 North Branch Independent School District 138, Chisago County,
Minnesota, General Obligation Bonds, School Building Series 2017A,
4.000%, 2/01/30
2/27 at 100.00 AAA 2,247,845
850 North Saint Paul-Maplewood-Oakdale Independent School District
622, Ramsey County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018A, 3.375%, 2/01/35
2/27 at 100.00 Aa2 903,711
1,375 North Saint Paul-Maplewood-Oakdale Independent School District 622,
Ramsey County, Minnesota, General Obligation Bonds, School Building
Series 2019A, 5.000%, 2/01/31
2/28 at 100.00 Aa2 1,626,708
Northland Independent School District 118, Minnesota,
General Obligation Bonds, Series 2016A:
560 3.000%, 2/01/27 2/24 at 100.00 Aa2 575,876
1,185 3.000%, 2/01/29 2/24 at 100.00 Aa2 1,216,284
1,500 Osseo Independent School District 279 Hennepin County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018B, 4.000%,
2/01/34
2/27 at 100.00 Aa1 1,644,015
1,035 Perham Dent Independent School District 549, Minnesota, General
Obligation Bonds, School Building Series 2016A, 3.000%, 2/01/30
2/24 at 100.00 Aa2 1,061,103

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Pillager Independent School District 116, Cass and
Morrison Counties, Minnesota, General Obligation Bonds,
Refunding School Building Series 2020A:
$ 990 4.000%, 2/01/27 No Opt. Call AAA $ 1,107,226
1,030 4.000%, 2/01/28 No Opt. Call AAA 1,168,267
1,145 Pipestone-Jasper Independent School District 2689, Minnesota, General
Obligation Bonds, Series 2019A, 5.000%, 2/01/28
No Opt. Call AAA 1,368,035
880 Plainview-Elgin-Millville Independent School District 2899, Minnesota,
General Obligation Bonds, School Building Series 2019A, 4.000%,
2/01/32
2/28 at 100.00 AAA 983,259
Red Lake Falls Independent School District 630, Minnesota,
General Obligation Bonds, School Building Series 2020A:
385 5.000%, 2/01/26 No Opt. Call Aa2 435,808
400 3.000%, 2/01/27 2/26 at 100.00 Aa2 422,228
410 3.000%, 2/01/28 2/26 at 100.00 Aa2 432,152
425 3.000%, 2/01/29 2/26 at 100.00 Aa2 447,092
285 Rice Lake, Minnesota, General Obligation Bonds, Refunding Series 2021A,
4.000%, 2/01/27
No Opt. Call A1 316,889
1,250 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2018A, 3.000%, 2/01/30
8/26 at 100.00 Aa2 1,310,350
1,210 Roseau Independent School District 682, Roseau and Marshall Counties,
Minnesota, General Obligation Bonds, School Building Series 2020A,
3.000%, 2/01/29
2/28 at 100.00 Aa2 1,282,467
2,400 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%,
2/01/35
2/27 at 100.00 Aa2 2,603,448
2,500 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, Series 1994, 4.000%, 2/01/37
2/27 at 100.00 Aa2 2,705,850
1,270 Russell-Tyler-Ruthton Public Schools Independent School District 2902,
Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/28
No Opt. Call AAA 1,517,383
1,100 Saint Cloud Independent School District 742, Stearns County, Minnesota,
General Obligation Bonds, Series 2015A, 4.000%, 2/01/30
2/25 at 100.00 Aa2 1,172,787
575 Saint Francis Independent School District 15, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34
2/23 at 100.00 Aa2 587,748
355 Saint Joseph, Minnesota, General Obligation Bonds, Series 2021A,
4.000%, 12/15/28
No Opt. Call AA- 407,497
3,950 Saint Louis Park Independent School District 283, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series 2018A,
5.000%, 2/01/30
2/27 at 100.00 Aa2 4,559,604
1,225 Saint Michael Independent School District 885, Wright County, Minnesota,
General Obligation Bonds, School Building Series 2017A, 3.200%,
2/01/32
2/26 at 100.00 Aa2 1,282,746
1,440 Saint Paul, Minnesota, General Obligation Bonds, Refunding Street
Reconstruction Series 2021C, 5.000%, 5/01/29
No Opt. Call AAA 1,766,880
400 Sauk Rapids Independent School District 047, Benton County, Minnesota,
General Obligation Bonds, School Building Series 2020A, 4.000%,
2/01/29
2/28 at 100.00 AAA 451,708
Shakopee Independent School District 720, Scott County,
Minnesota, General Obligation Bonds, Capital Facilities
Series 2020A:
200 4.000%, 2/01/28 2/27 at 100.00 Aa2 220,882
225 4.000%, 2/01/30 2/27 at 100.00 Aa2 246,161
1,240 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Alternate Facilities Series 2014A, 3.500%,
2/01/27
2/24 at 100.00 Aa2 1,286,798
South Washington County Independent School District
833, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018A:
300 5.000%, 2/01/28 2/27 at 100.00 Aa2 348,450
1,330 4.000%, 2/01/31 2/27 at 100.00 Aa2 1,460,313

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, School Building Series 2016A, 4.000%,
2/01/29
2/26 at 100.00 Aa2 $ 2,179,460
915 Southland Independent School District 500, Minnesota, General
Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/31
2/27 at 100.00 AAA 1,000,159
1,475 Spring Lake Independent School District 16, Anoka County, Minnesota,
General Obligation Bonds, Refunding Series 2015A, 3.000%, 2/01/26
2/25 at 100.00 Aa2 1,536,375
2,000 Stillwater Independent School District 834, Washington County,
Minnesota, General Obligation Bonds, School Building Series 2015A,
4.000%, 2/01/28
2/24 at 100.00 Aa2 2,100,960
2,000 Tracy, Lyon County, Minnesota, General Obligation Bonds, Temporary
Series 2019A, 1.750%, 5/01/22
3/22 at 100.00 AAA 2,001,340
Virginia, Minnesota, General Obligation Bonds, Sales Tax
Series 2020A:
410 5.000%, 2/01/27 - AGM Insured No Opt. Call AA 473,903
870 5.000%, 2/01/28 - AGM Insured No Opt. Call AA 1,026,530
510 4.000%, 2/01/29 - AGM Insured 2/28 at 100.00 AA 568,925
360 4.000%, 2/01/30 - AGM Insured 2/28 at 100.00 AA 399,852
2,415 Watertown-Mayer Independent School District 111, Carver, Hennepin and
Wright Counties, Minnesota, General Obligation Bonds, School Building
Series 2020A, 0.000%, 2/01/31
2/28 at 94.63 AAA 1,974,890
2,000 White Bear Lake Independent School District 624, Ramsey County,
Minnesota, General Obligation Bonds, School Building Series 2020A,
4.000%, 2/01/29
2/28 at 100.00 AAA 2,268,180
1,010 Winona Independent School District 861, Winona County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2022A, 4.000%,
2/01/30(WI/DD, Settling 3/10/22)
No Opt. Call N/R 1,172,337
1,250 Worthington Independent School District 518, Nobles County, Minnesota,
General Obligation Bonds, School Building Series 2020A, 4.000%,
2/01/27
2/26 at 100.00 AAA 1,373,138
590 Worthington, Minnesota, General Obligation Bonds, Series 2019A,
3.000%, 2/01/27
No Opt. Call AA- 629,695
137,865 Total Tax Obligation/General 152,547,676
Tax Obligation/Limited - 10.7%
200 Alexandria Independent School District 206, Douglas County, Minnesota,
General Obligation Bonds, Series 2021A, 3.000%, 2/01/31
2/29 at 100.00 A2 210,078
695 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/28
No Opt. Call Aa2 818,335
55 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2017A, 4.000%, 12/15/37
12/27 at 100.00 N/R 57,099
1,475 Minneapolis Special School District 1, Hennepin County, Minnesota,
Certificates of Participation, Full Term Series 2015D, 3.000%, 2/01/29
2/24 at 100.00 AAA 1,513,940
1,000 Minneapolis Special School District 1, Hennepin County, Minnesota,
Certificates of Participation, Full Term Series 2017C, 4.000%, 2/01/30
2/28 at 100.00 AAA 1,130,350
Minneapolis, Minnesota, Tax Increment Revenue Bonds,
Grant Park Project, Refunding Series 2015:
495 3.650%, 3/01/24 3/23 at 100.00 N/R 500,861
200 3.800%, 3/01/25 3/23 at 100.00 N/R 202,550
200 4.000%, 3/01/27 3/23 at 100.00 N/R 202,640
Minneapolis, Minnesota, Tax Increment Revenue Bonds, Ivy
Tower Project, Series 2015:
1,115 4.000%, 3/01/25 3/24 at 100.00 N/R 1,140,667
500 5.000%, 3/01/29 3/24 at 100.00 N/R 515,740
340 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St.
Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/24
3/23 at 100.00 N/R 345,277
1,170 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2015C, 4.000%, 8/01/27
8/24 at 100.00 AA+ 1,244,131
960 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/34
8/28 at 100.00 AA+ 1,081,219
770 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2019A, 4.000%, 8/01/32
8/29 at 100.00 AA+ 877,230

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 485 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2019C, 4.000%, 8/01/31
8/29 at 100.00 AA+ $ 555,214
1,055 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020A, 4.000%, 8/01/31
8/30 at 100.00 AA+ 1,221,416
1,810 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020D, 4.000%, 8/01/31
8/30 at 100.00 AA+ 2,095,509
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021B:
755 5.000%, 8/01/33 8/31 at 100.00 N/R 948,809
880 3.000%, 8/01/37 8/31 at 100.00 N/R 925,188
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021C:
1,085 5.000%, 8/01/33 8/31 at 100.00 N/R 1,367,773
2,810 4.000%, 8/01/35 8/31 at 100.00 N/R 3,294,247
2,925 4.000%, 8/01/36 8/31 at 100.00 N/R 3,422,455
3,045 4.000%, 8/01/37 8/31 at 100.00 N/R 3,560,183
1,085 4.000%, 8/01/38 8/31 at 100.00 N/R 1,265,924
1,185 Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State
Appropriation Series 2011, 5.250%, 8/01/27
3/22 at 100.00 AA+ 1,189,586
200 Minnetonka Independent School District 276, Hennepin County,
Minnesota, Certificates of Participation, Series 2022A, 5.000%,
2/01/32(WI/DD, Settling 3/08/22)
2/29 at 100.00 N/R 238,430
Northeast Metropolitan Intermediate School District 916,
White Bear Lake, Minnesota, Certificates of Participation,
Series 2015B:
605 3.125%, 2/01/29 2/25 at 100.00 A1 621,680
350 3.250%, 2/01/30 2/25 at 100.00 A1 359,758
Plymouth Intermediate District 287, Minnesota, Facilities
Maintenance Bonds, Series 2017B:
235 4.000%, 5/01/26 No Opt. Call Aa3 258,634
175 4.000%, 5/01/27 No Opt. Call Aa3 194,266
1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 N/R 1,105,980
Rosemount Independent School District 196, Dakota
County, Minnesota, Certificates of Participation, Series
2021A:
890 3.000%, 4/01/26 No Opt. Call Aa3 939,582
915 3.000%, 4/01/27 No Opt. Call Aa3 974,804
1,155 Roseville Independent School District 623, Ramsey County, Minnesota,
Certificates of Participation, Series 2021A, 5.000%, 4/01/29
No Opt. Call Baa2 1,383,517
630 Saint Cloud Independent School District 742, Stearns County, Minnesota,
Certificates of Participation, Saint Cloud Area Public Schools, Series
2017A, 5.000%, 2/01/30
2/25 at 100.00 A1 688,401
1,685 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.250%, 2/01/33
2/27 at 100.00 AAA 1,782,376
1,020 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2019B, 4.000%, 2/01/32
2/29 at 100.00 AAA 1,162,902
1,000 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2020C, 3.000%, 2/01/36
2/28 at 100.00 AAA 1,046,380
735 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 5.000%,
11/01/29
11/24 at 100.00 A+ 800,128
200 Shakopee Independent School District 720, Scott County, Minnesota,
Certificates of Participation, Series 2021B, 4.000%, 2/01/30
No Opt. Call N/R 224,386
3,500 Virginia Housing and Redevelopment Authority, Minnesota, Health
Care Facility Lease Revenue Bonds, Refunding Series 2018A, 4.000%,
10/01/29
10/25 at 100.00 N/R 3,404,975
White Bear Lake Independent School District 624, Ramsey
County, Minnesota, Certificates of Participation, Series
2020B:
790 5.000%, 4/01/25 No Opt. Call A+ 871,733
830 5.000%, 4/01/26 No Opt. Call A+ 939,477

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A:
$ 375 4.000%, 2/01/26 No Opt. Call Baa1 $ 403,035
320 4.000%, 2/01/28 No Opt. Call Baa1 351,197
330 4.000%, 2/01/30 No Opt. Call Baa1 367,458
43,235 Total Tax Obligation/Limited 47,805,520
Transportation - 4.6%
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Senior Lien
Series 2016A:
380 4.000%, 1/01/26 No Opt. Call AA- 414,067
780 5.000%, 1/01/26 No Opt. Call AA- 878,802
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2014A:
335 5.000%, 1/01/29 1/24 at 100.00 A+ 356,554
2,000 5.000%, 1/01/30 1/24 at 100.00 A+ 2,126,800
1,965 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A,
5.000%, 1/01/30
7/29 at 100.00 A+ 2,369,476
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019B:
3,000 5.000%, 1/01/27, (AMT) No Opt. Call A+ 3,408,390
2,540 5.000%, 1/01/31, (AMT) 7/29 at 100.00 A+ 3,001,010
895 5.000%, 1/01/33, (AMT) 7/29 at 100.00 A+ 1,053,988
550 5.000%, 1/01/34, (AMT) 7/29 at 100.00 A+ 647,174
250 5.000%, 1/01/44, (AMT) 7/29 at 100.00 A+ 290,060
1,250 5.000%, 1/01/49, (AMT) 7/29 at 100.00 A+ 1,444,300
590 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019C,
5.000%, 1/01/27
No Opt. Call A+ 680,299
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series
2016C:
1,050 5.000%, 1/01/34 1/27 at 100.00 AA- 1,206,293
2,310 5.000%, 1/01/35 1/27 at 100.00 AA- 2,653,220
180 5.000%, 1/01/36 1/27 at 100.00 AA- 206,807
18,075 Total Transportation 20,737,240
U.S. Guaranteed - 4.2% (4)
Jordan Independent School District 717, Scott County,
Minnesota, General Obligation Bonds, School Building
Series 2014A:
1,000 4.000%, 2/01/26, (Pre-refunded 2/01/23) 2/23 at 100.00 Aa2 1,028,000
1,275 4.000%, 2/01/27, (Pre-refunded 2/01/23) 2/23 at 100.00 Aa2 1,310,700
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint Catherine University, Refunding Series
2012-7Q:
740 5.000%, 10/01/23, (Pre-refunded 10/01/22) 10/22 at 100.00 Baa1 758,211
490 5.000%, 10/01/24, (Pre-refunded 10/01/22) 10/22 at 100.00 Baa1 502,059
675 Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck,
Saint Mary's School Project, Series 2015, 5.000%, 8/01/22, (ETM), 144A
No Opt. Call BB 687,218
570 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2013B, 5.000%, 12/01/33, (Pre-refunded 12/01/23)
12/23 at 100.00 Aa3 608,543
Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Olmsted Medical Center Project, Series 2013:
940 3.000%, 7/01/25, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 962,993
515 3.250%, 7/01/26, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 529,291

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (4) (continued)
St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
$ 1,100 5.000%, 11/15/29, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R $ 1,242,087
2,285 5.000%, 11/15/30, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R 2,580,153
Western Minnesota Municipal Power Agency, Minnesota,
Power Supply Revenue Bonds, Series 2014A:
2,850 5.000%, 1/01/29, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa3 3,047,847
2,750 5.000%, 1/01/30, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa3 2,940,905
1,000 5.000%, 1/01/31, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa3 1,069,420
1,150 5.000%, 1/01/32, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa3 1,229,833
500 Worthington Independent School District 518, Nobles County, Minnesota,
Certificates of Participation, Series 2017A, 4.000%, 2/01/30, (Pre-
refunded 2/01/26)
2/26 at 100.00 A+ 548,855
17,840 Total U.S. Guaranteed 19,046,115
Utilities - 4.6%
Brainerd, Minnesota, Electric Utility Revenue Bonds, Series
2014A:
475 4.000%, 12/01/28 12/24 at 100.00 AA 505,756
495 4.000%, 12/01/29 12/24 at 100.00 AA 526,863
Central Minnesota Municipal Power Agency, Revenue
Bonds, Brookings - Southeast Twin Cities Transmission
Project, Refunding Series 2021:
250 5.000%, 1/01/32 - AGM Insured 1/30 at 100.00 N/R 303,290
175 4.000%, 1/01/33 - AGM Insured 1/30 at 100.00 N/R 197,978
1,140 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/25
- AGM Insured
10/22 at 100.00 AA 1,163,416
Hutchinson, Minnesota, Public Utility Revenue Bonds,
Refunding Series 2012A:
580 5.000%, 12/01/25 12/22 at 100.00 A1 597,510
670 5.000%, 12/01/26 12/22 at 100.00 A1 690,228
Luverne, Minnesota, Electric Revenue Bonds, Series 2018A:
225 4.000%, 12/01/27 No Opt. Call AA 251,550
100 4.000%, 12/01/33 12/28 at 100.00 AA 111,895
Minnesota Municipal Power Agency, Electric Revenue
Bonds, Refunding Series 2014:
500 5.000%, 10/01/29 10/24 at 100.00 A1 545,855
500 5.000%, 10/01/30 10/24 at 100.00 A1 545,855
1,000 Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding
Series 2014A, 3.500%, 10/01/28
10/24 at 100.00 A1 1,042,160
1,430 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2013A, 5.000%, 1/01/30
1/23 at 100.00 A- 1,475,831
750 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2015E, 3.000%, 12/01/29
12/25 at 100.00 AA 785,370
1,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/33
12/26 at 100.00 AA 1,156,680
1,070 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-4, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 A- 1,139,090
Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2021-1. 501 C3:
100 3.000%, 10/01/22 No Opt. Call A- 101,217
200 3.000%, 10/01/25 No Opt. Call A- 208,558
100 3.000%, 10/01/27 No Opt. Call A- 105,396
500 4.000%, 10/01/28 10/27 at 100.00 A- 551,605
2,500 Southern Minnesota Municipal Power Agency Power Supply System
Revenue Bonds, Series 2015A, 4.000%, 1/01/30
1/26 at 100.00 AA- 2,649,400
1,000 Southern Minnesota Municipal Power Agency, Power Supply System
Revenue Bonds, Series 1994A, 0.000%, 1/01/26 - NPFG Insured
No Opt. Call A+ 935,130
Western Minnesota Municipal Power Agency, Minnesota,
Power Supply Revenue Bonds, Refunding Series 2012A:
1,000 3.000%, 1/01/28 1/23 at 100.00 Aa3 1,012,200
1,250 5.000%, 1/01/29 1/23 at 100.00 Aa3 1,291,125

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Western Minnesota Municipal Power Agency, Minnesota,
Power Supply Revenue Bonds, Refunding Series 2015A:
$ 1,335 5.000%, 1/01/31 1/26 at 100.00 Aa3 $ 1,504,104
1,000 5.000%, 1/01/33 1/26 at 100.00 Aa3 1,125,480
19,345 Total Utilities 20,523,542
$ 403,025 Total Long-Term Investments (cost $431,253,415) 439,392,607
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  1.1%
MUNICIPAL BONDS - 1.1%
Health Care - 0.9%
2,000 Minneapolis, Minnesota, Health Care System  Revenue Bonds, Fairview
Health Services, Series 2018A, 0.140%, 11/15/48, (Mandatory Put
2/28/22)(5)
2/22 at 100.00 AA+ 2,000,000
2,000 Rochester, Minnesota, Health Care Facilities  Revenue Bonds, Mayo Clinic
Series 2008A, 0.190%, 11/15/38, (Mandatory Put 3/07/22)(5)
2/22 at 100.00 AA 2,000,000
4,000 Total Health Care 4,000,000
Tax Obligation/General - 0.2%
1,000 Hennepin County, Minnesota, General Obligation Bonds, Variable Rate
Series 2018B, 0.200%, 12/01/38, (Mandatory Put 3/07/22)(5)
2/22 at 100.00 AAA 1,000,000
$ 5,000 Total Short-Term Investments (cost $5,000,000) 5,000,000
Total Investments (cost $436,253,415) - 99.0% 444,392,607
Other Assets Less Liabilities - 1.0% 4,609,936
Net Assets - 100% $ 449,002,543
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 439,392,607 $ – $ 439,392,607
Short-Term Investments:
Municipal Bonds – 5,000,000 – 5,000,000
Total
$ – $ 444,392,607 $ – $ 444,392,607

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Minnesota Municipal Bond Fund
Portfolio of Investments February 28, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.5%
MUNICIPAL BONDS - 97.5%
Education and Civic Organizations - 14.1%
$ 130 Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46
8/26 at 100.00 BB+ $ 134,382
3,500 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Series 2021A,
5.250%, 6/15/56
6/29 at 100.00 N/R 3,229,100
City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project, Series 2016A:
100 5.000%, 7/01/36 7/24 at 102.00 N/R 106,261
2,000 5.000%, 7/01/47 7/24 at 102.00 N/R 2,107,540
Deephaven, Minnesota, Charter School Lease Revenue
Bonds, Eagle Ridge Academy Project, Series 2015A:
675 5.250%, 7/01/37 7/25 at 100.00 BB+ 732,361
500 5.500%, 7/01/50 7/25 at 100.00 BB+ 540,635
1,025 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.750%, 8/01/44
8/22 at 102.00 BB+ 1,056,662
1,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.375%, 8/01/50
8/27 at 102.00 BB+ 1,105,140
100 Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/36
7/26 at 100.00 N/R 103,733
5,350 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 5.000%, 11/01/47
11/26 at 100.00 BB 5,739,908
Hugo, Minnesota, Charter School Lease Revenue Bonds,
Noble Academy Project, Series 2014A:
600 5.000%, 7/01/29 7/24 at 100.00 BB 625,962
1,000 5.000%, 7/01/34 7/24 at 100.00 BB 1,037,100
525 5.000%, 7/01/44 7/24 at 100.00 BB 539,605
4,150 Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 N/R 4,219,927
1,415 Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin
Career & Technical High School Project, Series 2021A, 4.000%, 6/01/51
6/29 at 102.00 N/R 1,317,888
300 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2016A, 5.000%, 7/01/47
7/24 at 102.00 N/R 314,262
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Northeast College Prep Project, Series 2020A:
410 5.000%, 7/01/40 7/30 at 100.00 N/R 434,309
100 5.000%, 7/01/55 7/30 at 100.00 N/R 104,070
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Yinghua Academy Project, Series 2013A:
500 6.000%, 7/01/33 7/23 at 100.00 BB+ 521,400
3,715 6.000%, 7/01/43 7/23 at 100.00 BB+ 3,850,226
1,260 6.125%, 7/01/48 7/23 at 100.00 BB+ 1,307,061
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Augsburg College, Series 2014-8-C:
440 3.350%, 5/01/22 3/22 at 100.00 Ba1 440,110
420 3.500%, 5/01/23 3/22 at 100.00 Ba1 420,122
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Bethel University, Refunding Series 2017:
2,345 5.000%, 5/01/37 5/27 at 100.00 BB+ 2,542,261
4,700 5.000%, 5/01/47 5/27 at 100.00 BB+ 5,037,037
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Carleton College, Refunding Series 2017:
1,000 4.000%, 3/01/37 3/27 at 100.00 Aa2 1,092,290
1,000 4.000%, 3/01/39 3/27 at 100.00 Aa2 1,093,210
500 Minnesota Higher Education Facilities Authority, Revenue Bonds, College
of Saint Scholastica, Inc., Refunding Series 2019, 4.000%, 12/01/40
12/29 at 100.00 Baa2 546,175

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Macalester College, Refunding Series 2021:
$ 140 4.000%, 3/01/33 3/31 at 100.00 Aa3 $ 161,953
155 4.000%, 3/01/34 3/31 at 100.00 Aa3 178,853
125 4.000%, 3/01/35 3/31 at 100.00 Aa3 143,730
155 4.000%, 3/01/36 3/31 at 100.00 Aa3 178,053
100 4.000%, 3/01/37 3/31 at 100.00 Aa3 114,730
185 3.000%, 3/01/40 3/31 at 100.00 Aa3 190,273
165 3.000%, 3/01/43 3/31 at 100.00 Aa3 167,982
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Series 201528J, 3.250%, 3/01/30
3/25 at 100.00 Aa3 1,042,410
675 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 Baa1 772,666
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint John's University, Refunding Series 2021:
170 4.000%, 10/01/35 10/30 at 100.00 A2 192,301
500 3.000%, 10/01/37 10/30 at 100.00 A2 516,550
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint John's University, Series 2015-8I:
350 5.000%, 10/01/33 10/25 at 100.00 A2 389,469
385 5.000%, 10/01/34 10/25 at 100.00 A2 428,209
500 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Olaf College, Series 2016-8-N, 4.000%, 10/01/35
10/26 at 100.00 A1 543,035
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint Olaf College, Series 2021:
1,000 3.000%, 10/01/38 10/30 at 100.00 A1 1,030,290
1,005 3.000%, 10/01/41 10/30 at 100.00 A1 1,030,879
3,990 4.000%, 10/01/46 10/30 at 100.00 A1 4,452,441
760 4.000%, 10/01/50 10/30 at 100.00 A1 845,561
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2016-8L, 5.000%, 4/01/27
4/26 at 100.00 A2 1,126,460
100 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2017A, 4.000%, 10/01/36
10/27 at 100.00 A2 109,895
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2019:
1,000 5.000%, 10/01/34 10/29 at 100.00 A2 1,207,520
2,000 5.000%, 10/01/40 10/29 at 100.00 A2 2,394,860
885 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, 2020 Senior Series, 2.650%, 11/01/38, (AMT)
11/27 at 100.00 AA 860,070
1,950 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40
12/25 at 100.00 Baa1 2,104,986
1,130 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 BB- 1,156,058
700 Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter
School Project, Series 2004A, 5.500%, 12/01/33
3/22 at 100.00 BBB- 701,743
155 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/46
4/26 at 100.00 N/R 135,380
1,600 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Series 2019, 4.000%, 12/01/49
12/29 at 100.00 BBB- 1,717,568
685 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A,
5.500%, 7/01/52, 144A
7/27 at 100.00 N/R 742,047
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College
Prep Academy Project, Refunding Series 2020A:
1,500 5.000%, 9/01/40 9/30 at 100.00 BB+ 1,693,530
1,000 5.000%, 9/01/43 9/30 at 100.00 BB+ 1,121,130
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College
Prep Academy Project, Series 2016A:
500 5.750%, 9/01/46 9/26 at 100.00 BB+ 554,115
1,000 6.000%, 9/01/51 9/26 at 100.00 BB+ 1,116,410

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 3,300 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project,
Series 2020A, 5.000%, 12/01/45
12/28 at 102.00 BB $ 3,422,826
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School
Project, Series 2018A:
1,000 5.000%, 6/15/48, 144A 6/25 at 100.00 N/R 1,045,490
1,615 5.000%, 6/15/53, 144A 6/25 at 100.00 N/R 1,685,915
500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Refunding
Series 2021A, 4.000%, 9/01/31
9/24 at 102.00 BB+ 520,670
2,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 BB+ 2,050,740
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities
Academy Project, Series 2015A:
625 5.300%, 7/01/45 7/25 at 100.00 BB 668,369
1,030 5.375%, 7/01/50 7/25 at 100.00 BB 1,102,203
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School Project, Series 2019:
1,230 5.000%, 7/01/49 7/27 at 102.00 BB 1,337,502
1,750 5.000%, 7/01/55 7/27 at 102.00 BB 1,897,612
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A:
500 5.000%, 7/01/33 7/23 at 100.00 BB 514,245
1,450 5.000%, 7/01/44 7/23 at 100.00 BB 1,485,003
1,435 Saint Paul Housing and Redevelopment Authority, Minnesota, Charter
School Revenue Bonds, Higher Ground Academy Charter School, Series
2013A, 5.000%, 12/01/33
12/22 at 100.00 BB+ 1,459,438
Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A:
2,035 5.000%, 10/01/41 10/26 at 100.00 N/R 2,144,584
380 5.125%, 10/01/48 10/26 at 100.00 N/R 399,992
1,500 Spring Lake Park, Minnesota, Charter School Lease Revenue Bonds, Excell
Academy for Higher Learning Inc., Series 2019A, 5.000%, 6/15/49
6/27 at 100.00 N/R 1,588,530
500 St. Paul Housing and Redevelopment Authority, Minnesota, Charter
School Revenue Bonds, Higher Ground Academy Charter School, Series
2018, 5.125%, 12/01/49
12/26 at 102.00 BB+ 545,650
University of Minnesota, General Obligation Bonds, Series
2014B:
2,235 4.000%, 1/01/33 1/24 at 100.00 Aa1 2,336,894
2,000 4.000%, 1/01/34 1/24 at 100.00 Aa1 2,090,440
University of Minnesota, General Obligation Bonds, Series
2019A:
1,250 5.000%, 4/01/39 4/29 at 100.00 Aa1 1,511,162
2,110 5.000%, 4/01/40 4/29 at 100.00 Aa1 2,547,298
4,230 University of Minnesota, General Obligation Bonds, Series 2020A, 5.000%,
11/01/42
11/30 at 100.00 Aa1 5,257,636
20 Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds,
Bluffview Montessori School Project, Refunding Series 2016, 4.750%,
6/01/46
6/24 at 100.00 N/R 20,079
Woodbury, Minnesota, Charter School Lease Revenue
Bonds, Math and Science Academy Building Company,
Refunding Series 2020A:
390 4.000%, 12/01/40 12/25 at 102.50 BBB- 414,991
450 4.000%, 12/01/50 12/25 at 102.50 BBB- 475,520
660 Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury
Leadership Academy, Series 2021A, 4.000%, 7/01/51
7/28 at 103.00 BB- 682,321
99,520 Total Education and Civic Organizations 106,625,004

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 16.3%
Chippewa County, Minnesota, Gross Revenue Hospital
Bonds, Montevideo Hospital Project, Refunding Series
2016:
$ 500 4.000%, 3/01/32 3/26 at 100.00 N/R $ 517,830
2,000 4.000%, 3/01/37 3/26 at 100.00 N/R 2,057,500
City of Plato, Minnesota, Health Care Facilities Revenue
Bonds, Glencoe Regional Health Services Project, Series
2017:
550 3.000%, 4/01/26 No Opt. Call BBB 569,641
485 5.000%, 4/01/41 4/27 at 100.00 BBB 532,486
Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A:
500 5.000%, 2/15/37 2/28 at 100.00 A- 583,855
1,190 4.250%, 2/15/43 2/28 at 100.00 A- 1,318,972
2,000 5.000%, 2/15/43 2/28 at 100.00 A- 2,316,680
1,350 4.250%, 2/15/48 2/28 at 100.00 A- 1,487,605
8,115 5.000%, 2/15/48 2/28 at 100.00 A- 9,336,145
9,000 5.000%, 2/15/53 2/28 at 100.00 A- 10,316,700
3,000 5.250%, 2/15/53 2/28 at 100.00 A- 3,514,860
2,850 5.000%, 2/15/58 2/28 at 100.00 A- 3,261,854
590 5.250%, 2/15/58 2/28 at 100.00 A- 690,182
Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of
Duluth Obligated Group, Series 2021A:
400 4.000%, 6/15/34 6/31 at 100.00 BBB- 448,116
175 4.000%, 6/15/38 6/31 at 100.00 BBB- 195,190
175 4.000%, 6/15/39 6/31 at 100.00 BBB- 194,645
570 3.000%, 6/15/44 6/31 at 100.00 BBB- 553,191
450 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022A,  Forward Delivery, 4.000%, 6/15/38(WI/DD,
Settling 3/17/22)
6/32 at 100.00 BBB- 498,483
Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013:
375 4.000%, 4/01/22 No Opt. Call BBB 375,923
500 4.000%, 4/01/27 4/22 at 100.00 BBB 500,785
760 4.000%, 4/01/31 4/22 at 100.00 BBB 760,790
1,220 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds,
North Memorial Health Care, Series 2015, 4.000%, 9/01/35
9/25 at 100.00 Baa1 1,296,701
Maple Grove, Minnesota, Health Care Facility Revenue
Bonds, North Memorial Health Care, Series 2017:
425 5.000%, 5/01/31 5/27 at 100.00 Baa1 488,835
430 5.000%, 5/01/32 5/27 at 100.00 Baa1 493,937
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Allina Health System, Series 2021:
1,500 4.000%, 11/15/36 11/31 at 100.00 N/R 1,728,645
7,915 4.000%, 11/15/39 11/31 at 100.00 N/R 9,086,974
5,960 4.000%, 11/15/40 11/31 at 100.00 N/R 6,829,802
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2015A:
525 5.000%, 11/15/26 11/25 at 100.00 A+ 587,507
485 4.000%, 11/15/40 11/25 at 100.00 A+ 518,906
2,000 5.000%, 11/15/44 11/25 at 100.00 A+ 2,211,540
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2018A:
600 5.000%, 11/15/33 11/28 at 100.00 A+ 717,396
1,000 5.000%, 11/15/36 11/28 at 100.00 A+ 1,192,620
285 4.000%, 11/15/37 11/28 at 100.00 A+ 314,044
3,965 4.000%, 11/15/48 11/28 at 100.00 A+ 4,329,344
7,000 5.000%, 11/15/49 11/28 at 100.00 A+ 8,166,480

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Minneapolis-Saint Paul Housing and Redevelopment
Authority, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Refunding Series 2017A:
$ 1,315 5.000%, 11/15/25 No Opt. Call AA- $ 1,484,714
1,000 5.000%, 11/15/29 5/27 at 100.00 AA- 1,165,620
Minneapolis-Saint Paul Housing and Redevelopment
Authority, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Refunding Series 2019:
2,000 5.000%, 11/15/27 No Opt. Call AA- 2,366,280
1,500 5.000%, 11/15/29 No Opt. Call AA- 1,842,240
2,400 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Refunding Series 2016B, 5.000%, 11/15/33
No Opt. Call AA 3,186,504
675 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 5.000%, 5/01/46
5/26 at 100.00 AA- 756,385
Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2019:
2,070 5.000%, 5/01/48 5/29 at 100.00 AA- 2,432,374
1,700 4.000%, 5/01/49 5/29 at 100.00 AA- 1,861,330
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Facility Revenue Bonds,
HealthPartners Obligated Group, Refunding Series 2015A:
350 5.000%, 7/01/23 No Opt. Call A 368,207
8,310 5.000%, 7/01/30 7/25 at 100.00 A 9,190,029
4,840 4.000%, 7/01/35 7/25 at 100.00 A 5,139,935
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Revenue Bonds, Fairview Health
Services, Series 2017A:
1,560 5.000%, 11/15/26 No Opt. Call A+ 1,789,414
2,135 5.000%, 11/15/27 No Opt. Call A+ 2,503,138
755 4.000%, 11/15/36 11/27 at 100.00 A+ 828,975
640 4.000%, 11/15/37 11/27 at 100.00 A+ 702,342
3,935 4.000%, 11/15/43 11/27 at 100.00 A+ 4,305,047
1,375 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions
Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
3/22 at 100.00 N/R 1,377,558
Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series
2014:
1,980 4.000%, 9/01/31 9/24 at 100.00 A 2,088,385
1,410 5.000%, 9/01/34 9/24 at 100.00 A 1,523,266
108,795 Total Health Care 122,905,907
Housing/Multifamily - 0.3%
2,500 Rochester, Minnesota, Multifamily Housing Revenue Bonds, Essex Place
Apartments Project, Series 2012A, 3.750%, 6/01/29
6/22 at 100.00 Aaa 2,509,300
Housing/Single Family - 0.6%
15 Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family
Mortgage Revenue Bonds, City Living Home Program, Market Series
2011B, 4.100%, 12/01/29
3/22 at 100.00 AA+ 15,012
4 Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single
Family Mortgage Revenue Bonds, City Living Series 2006A-4, 5.000%,
11/01/38, (AMT)
3/22 at 100.00 AA+ 3,994
50 Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family
Mortgage Revenue Bonds, City Living Series 2007A-2, 5.520%, 3/01/41,
(AMT)
3/22 at 100.00 AA+ 50,096
430 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2016A, 3.200%, 1/01/33, (AMT)
7/25 at 100.00 AA+ 435,689
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020A:
515 1.550%, 7/01/25, (AMT) No Opt. Call AA+ 509,788
415 1.700%, 7/01/26, (AMT) No Opt. Call AA+ 410,560

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Single Family (continued)
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020D:
$ 235 1.625%, 1/01/26, (AMT) No Opt. Call AA+ $ 229,734
215 1.650%, 7/01/26, (AMT) No Opt. Call AA+ 209,195
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020H:
465 1.100%, 7/01/26, (AMT) No Opt. Call AA+ 448,120
465 1.350%, 7/01/27, (AMT) No Opt. Call AA+ 445,819
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A:
385 1.550%, 1/01/28, (AMT) No Opt. Call AA+ 371,698
395 1.600%, 7/01/28, (AMT) No Opt. Call AA+ 380,800
490 1.750%, 1/01/29, (AMT) No Opt. Call AA+ 471,919
490 1.800%, 7/01/29, (AMT) No Opt. Call AA+ 471,630
245 1.900%, 1/01/30, (AMT) No Opt. Call AA+ 235,783
245 1.950%, 7/01/30, (AMT) No Opt. Call AA+ 235,665
5,059 Total Housing/Single Family 4,925,502
Industrials - 0.3%
2,250 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
10/22 at 100.00 BBB- 2,265,705
Long-Term Care - 7.7%
2,090 Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The
Homestead at Anoka, Inc. Project, Series 2014, 5.125%, 11/01/49
11/24 at 100.00 N/R 2,157,277
Apple Valley, Minnesota Senior Housing Revenue Bonds,
PHS Apple Valley Senior Housing, Inc., Orchard Path Phase
II Project, Series 2021:
840 4.000%, 9/01/51 9/28 at 102.00 N/R 841,193
875 4.000%, 9/01/61 9/28 at 102.00 N/R 861,315
Apple Valley, Minnesota, Senior Housing Revenue Bonds,
PHS Apple Valley Senior Housing, Inc., Orchard Path
Project, Refunding Series 2018:
1,000 5.000%, 9/01/43 9/23 at 102.00 N/R 1,032,330
485 4.375%, 9/01/48 9/23 at 102.00 N/R 495,136
Center City, Minnesota, Health Care Facilities Revenue
Bonds, Hazelden Betty Ford Foundation Project, Series
2014:
375 4.000%, 11/01/39 11/24 at 100.00 Baa1 389,299
500 5.000%, 11/01/44 11/24 at 100.00 Baa1 529,215
Chatfield, Minnesota, Healthcare and Housing Facilities
Revenue Bonds, Chosen Valley Care Center Project,
Refunding Series 2019:
500 5.000%, 9/01/44 9/26 at 102.00 N/R 508,590
1,500 5.000%, 9/01/52 9/26 at 102.00 N/R 1,513,230
1,500 Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Series 2013B, 6.000%, 8/01/43
8/23 at 100.00 N/R 1,536,195
1,500 City of West Saint Paul, Minnesota Housing and Health Care Facilities
Revenue Refunding Bonds, Walker Westwood Ridge Campus Project,
Series 2017, 5.000%, 11/01/49
11/25 at 100.00 N/R 1,479,975
Cloquet, Minnesota, Housing Facilities Revenue Bonds,
HADC Cloquet LLC Project, Refunding Series 2021:
250 3.400%, 8/01/36 8/28 at 102.00 N/R 222,775
700 4.000%, 8/01/41 8/28 at 102.00 N/R 657,573
200 4.000%, 8/01/48 8/28 at 102.00 N/R 179,776
1,180 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2013, 5.200%, 3/01/43
3/22 at 100.00 N/R 1,153,462
Columbus, Minnesota, Senior Housing Revenue Bonds,
Richfield Senior Housing, Inc., Refunding Series 2015:
575 5.250%, 1/01/40 1/23 at 100.00 N/R 531,673
1,175 5.250%, 1/01/46 1/23 at 100.00 N/R 1,046,890

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
$ 1,195 Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding
Series 2016A, 5.000%, 8/01/46, 144A
8/22 at 100.00 N/R $ 1,202,481
500 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of
Lonsdale, LLC Project, Series 2019, 4.600%, 5/01/44
5/24 at 101.00 N/R 485,750
1,185 Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen, Second Century & Owatonna Senior Living Project, Refunding
Series 2014A, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
3/22 at 100.00 N/R 1,185,533
Maple Plain, Minnesota Senior Housing and Healthcare
Revenue Bonds, Haven Homes, Inc. Project, Series 2019:
400 4.100%, 7/01/34 7/25 at 102.00 N/R 400,168
1,000 5.000%, 7/01/49 7/25 at 102.00 N/R 1,030,560
1,250 5.000%, 7/01/54 7/25 at 102.00 N/R 1,282,225
Mapleton, Minnesota, Healthcare Facility Revenue Bonds,
Mapleton Community Home, Refunding Series 2019:
200 4.000%, 5/01/39 5/24 at 101.00 N/R 193,468
450 4.250%, 5/01/46 5/24 at 101.00 N/R 442,624
Minneapolis, Minnesota, Revenue Bonds, Walker
Minneapolis Campus Project, Refunding Series 2012:
450 5.000%, 11/15/24 11/22 at 100.00 N/R 452,187
1,500 4.750%, 11/15/28 11/22 at 100.00 N/R 1,493,085
1,500 Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Ecumen, Abiitan Mill City Project,  Series 2015, 5.250%, 11/01/45
5/23 at 100.00 N/R 1,510,650
300 Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington
Health Services Project, Refunding Series 2019, 3.400%, 8/01/28
8/24 at 101.00 N/R 297,372
2,000 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens
Project, Refunding Series 2016, 5.000%, 10/01/47
10/24 at 102.00 N/R 2,140,780
1,055 Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen,
Second Century & Owatonna Senior Living Project, Refunding Series
2014B, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
3/22 at 100.00 N/R 1,055,264
1,500 Rochester, Minnesota, Health Care and Housing Revenue Bonds,
Samaritan Bethany, Inc. Project, Refunding Series 2017A, 5.000%,
8/01/48
8/25 at 100.00 N/R 1,531,995
1,285 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 5.000%, 7/01/55
7/24 at 102.00 N/R 1,242,441
2,700 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016B, 4.900%, 6/01/49
6/26 at 100.00 N/R 2,722,437
50 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016C, 3.150%, 6/01/28
3/22 at 101.00 N/R 48,125
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue
Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series
2018, 5.000%, 10/01/43
10/23 at 100.00 N/R 1,010,850
4,000 Saint Paul Housing and Redevelopment Authority, Minnesota Senior
Housing and Health Care Revenue Bonds, Carondelet Village Project,
Series 2016A, 5.000%, 12/01/41
12/24 at 102.00 N/R 4,326,120
Saint Paul Housing and Redevelopment Authority,
Minnesota, Revenue Bonds, Amherst H. Wilder
Foundation Project, Refunding Series 2020A:
1,115 5.000%, 12/01/28 No Opt. Call Baa2 1,307,438
300 5.000%, 12/01/30 No Opt. Call Baa2 358,848
1,750 5.000%, 12/01/36 12/30 at 100.00 Baa2 2,046,782
Saint Paul Housing and Redevelopment Authority,
Minnesota, Senior Housing and Health Care Revenue
Bonds, Episcopal Church Homes Project, Refunding
Senior Series 2021A:
450 4.000%, 11/01/34, 144A 11/26 at 102.00 N/R 448,209
300 4.000%, 11/01/36, 144A 11/26 at 102.00 N/R 295,404
740 4.000%, 11/01/42, 144A 11/26 at 102.00 N/R 705,864
850 Saint Paul Park, Minnesota, Health Facilities Revenue Bonds, Presbyterian
Homes Interlude Transitional Care Projects, Refunding Series 2018,
5.000%, 5/01/43
5/23 at 102.00 N/R 884,085

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017:
$ 590 4.000%, 9/01/31 9/24 at 100.00 N/R $ 604,231
400 4.000%, 9/01/32 9/24 at 100.00 N/R 409,068
500 4.100%, 9/01/33 9/24 at 100.00 N/R 512,165
315 4.200%, 9/01/36 9/24 at 100.00 N/R 322,730
300 4.250%, 9/01/37 9/24 at 100.00 N/R 307,500
1,000 5.000%, 9/01/42 9/24 at 100.00 N/R 1,039,210
800 Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds,
Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/30
9/22 at 100.00 N/R 803,696
2,390 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
1/23 at 100.00 N/R 2,359,312
1,000 Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health
Services Project, Refunding Series 2020, 3.950%, 3/01/50
3/25 at 101.00 N/R 856,110
Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series
2019:
650 5.000%, 8/01/49 8/24 at 102.00 N/R 682,143
5,000 5.000%, 8/01/54 8/24 at 102.00 N/R 5,235,400
57,215 Total Long-Term Care 58,368,214
Tax Obligation/General - 32.1%
1,410 Alexandria Independent School District 206, Douglas County, Minnesota,
General Obligation Bonds, Refunding School Building Series 2017A,
5.000%, 2/01/30
2/28 at 100.00 Aa2 1,669,384
Annandale Independent School District 876, Wright and
Stearns Counties, Minnesota, General Obligation Bonds,
Refunding School Building Series 2020A:
1,335 4.000%, 2/01/27 No Opt. Call Aa2 1,485,041
1,110 Annandale, Minnesota, General Obligation Bonds, Temporary
Improvement Series 2020A, 2.000%, 2/01/23
3/22 at 100.00 AA- 1,110,921
Anoka-Hennepin Independent School District 11, Coon
Rapids, Minnesota, General Obligation Bonds, School
Building Series 2020A:
1,475 3.000%, 2/01/34 2/28 at 100.00 AAA 1,555,034
1,355 3.000%, 2/01/43 2/28 at 100.00 AAA 1,390,379
2,110 Austin Independent School District 492, Mower and Freeborn Counties,
Minnesota, General Obligation Bonds, Refunding School Building Series
2020A, 4.000%, 2/01/28
2/27 at 100.00 Aa2 2,365,183
590 Becker, Minnesota, General Obligation Bonds, Street Reconstruction,
Series 2021A, 4.000%, 2/01/28
No Opt. Call A1 667,780
2,105 Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series
2017A, 4.000%, 2/01/29 - AGM Insured
2/28 at 100.00 AA 2,351,959
2,000 Bloomington Independent School District 271, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance, Series
2017A, 4.000%, 2/01/40
2/27 at 100.00 AAA 2,161,780
2,390 Bloomington Independent School District 271, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance, Series
2020A, 2.000%, 2/01/28
No Opt. Call AAA 2,435,458
1,570 Brainerd Independent School District 181, Crow Wing County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018C,
5.000%, 2/01/27
2/26 at 100.00 AAA 1,786,173
Brainerd Independent School District 181, Crow Wing
County, Minnesota, General Obligation Bonds, School
Building Series 2018A:
3,500 4.000%, 2/01/38 2/27 at 100.00 AAA 3,832,605
3,825 4.000%, 2/01/42 2/27 at 100.00 AAA 4,165,999
1,000 4.000%, 2/01/43 2/27 at 100.00 AAA 1,087,690

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Brooklyn Center Independent School District 286,
Minnesota, General Obligation Bonds, Series 2018A:
$ 1,090 4.000%, 2/01/36 2/27 at 100.00 Aa2 $ 1,192,515
1,880 4.000%, 2/01/38 2/27 at 100.00 Aa2 2,048,523
2,715 4.000%, 2/01/41 2/27 at 100.00 Aa2 2,949,114
2,260 4.000%, 2/01/42 2/27 at 100.00 Aa2 2,451,580
230 Chaska, Minnesota, General Obligation Bonds, Series 2020C, 5.000%,
2/01/30
No Opt. Call AA 283,383
1,160 Chisago Lakes, Minnesota, Independent School District 2144, General
Obligation Bonds, School Building Series 2017A, 3.000%, 2/01/32
2/27 at 100.00 AAA 1,211,632
Cloquet Independent School District 94, Carlton and Saint
Louis Counties, Minnesota, General Obligation Bonds,
School Building Series 2015B:
1,000 5.000%, 2/01/27 2/25 at 100.00 Aa2 1,104,430
1,000 4.000%, 2/01/36 2/25 at 100.00 Aa2 1,066,760
1,100 Dakota County Community Development Agency, Minnesota,
Governmental Housing Development General Obligation Bonds, Series
2015A, 4.000%, 1/01/42
1/23 at 100.00 Aaa 1,121,395
Dawson-Boyd Independent School District 378, Yellow
Medicine County, Minnesota, General Obligation Bonds,
School Building Series 2019A:
1,145 4.000%, 2/01/31 2/28 at 100.00 AAA 1,281,622
1,145 4.000%, 2/01/32 2/28 at 100.00 AAA 1,279,354
500 Dilworth-Glyndon-Felton Independent School District 2164, Clay County,
Minnesota, General Obligation Bonds, School Building Series 2020A,
3.000%, 2/01/35
2/26 at 100.00 AAA 520,885
Duluth Independent School District 709, Saint Louis
County, Minnesota, General Obligation Bonds, Capital
Appreciation Series 2021C:
1,325 0.000%, 2/01/31 2/28 at 94.48 Aa2 1,053,481
1,480 0.000%, 2/01/32 2/28 at 92.24 Aa2 1,140,532
535 0.000%, 2/01/33 2/28 at 89.86 Aa2 398,784
595 Duluth, Minnesota, General Obligation Bonds, Refunding Capital
Improvement Series 2019C, 5.000%, 2/01/32
2/29 at 100.00 AA 717,261
2,130 Duluth, Minnesota, General Obligation Bonds, Refunding DECC
Improvement Series 2016A, 5.000%, 2/01/32
2/26 at 100.00 AA 2,408,497
1,500 Eden Prairie Independent School District 272, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series 2019B,
4.000%, 2/01/31
2/28 at 100.00 Aa2 1,675,410
1,250 Eveleth-Gilbert Public Schools Independent School District 2154, Saint
Louis County, Minnesota, General Obligation Bonds, Series 2019A,
5.000%, 2/01/30
2/28 at 100.00 AAA 1,483,037
Forest Lake, Washington County, Minnesota, General
Obligation Bonds, Series 2019A:
2,145 5.000%, 2/01/29 No Opt. Call AA+ 2,621,533
1,960 4.000%, 2/01/32 2/29 at 100.00 AA+ 2,233,244
480 Fridley, Minnesota, General Obligation Bonds, Capital Improvement Plan,
Series 2017, 3.250%, 2/01/34
2/26 at 100.00 Aa2 502,997
700 Greenway Independent School District 316, Itasca County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2019F, 0.000%,
2/01/30
2/26 at 90.86 AAA 585,326
700 Hennepin County, Minnesota, General Obligation Bonds, Sales Tax Series
2019B, 5.000%, 12/15/26
No Opt. Call AAA 817,859
3,290 Hennepin County, Minnesota, General Obligation Bonds, Sales Tax Series
2020C, 5.000%, 12/15/26
No Opt. Call AAA 3,843,937
Hennepin County, Minnesota, General Obligation Bonds,
Series 2020A:
1,000 5.000%, 12/01/34 12/30 at 100.00 AAA 1,260,220
735 5.000%, 12/01/38 12/30 at 100.00 N/R 922,271
1,390 Hutchinson Independent School District 423, McLeod, Meeker, Renville
Counties, Minnesota, General Obligation Bonds, School Building Series
2016A, 5.000%, 2/01/28
2/26 at 100.00 Aa2 1,575,704

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 5,000 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 AAA $ 5,428,700
1,380 Independent School District 625, St. Paul, Minnesota, General Obligation
Bonds, Minnesota School District Credit Enhancement Program,
Refunding Series 2020D, 3.000%, 2/01/30
2/29 at 100.00 AAA 1,497,921
1,000 Itasca County Independent School District 318, Minnesota, General
Obligation Bonds, Series 2018A, 5.000%, 2/01/29
2/27 at 100.00 AAA 1,154,330
La Crescent, Minnesota, General Obligation Bonds, Series
2019B:
170 4.000%, 2/01/25 No Opt. Call A1 181,851
165 4.000%, 2/01/26 No Opt. Call A1 179,609
100 4.000%, 2/01/27 No Opt. Call A1 110,740
335 La Crescent, Minnesota, General Obligation Bonds, Series 2020A, 4.000%,
2/01/27
No Opt. Call A1 370,979
500 La Crescent-Hokah Independent School District 300, Houston and Winona
Counties, Minnesota, General Obligation Bonds, School Building &
Maintenance Series 2019A, 4.000%, 2/01/30
2/27 at 100.00 Aa2 544,575
Lake City Independent School District 813, Goodhue and
Wabasha Counties, Minnesota, General Obligation Bonds,
Refunding Series 2019A:
1,330 5.000%, 2/01/27 No Opt. Call AAA 1,552,336
1,140 3.000%, 2/01/28 2/27 at 100.00 AAA 1,201,799
Lake Crystal, Minnesota, General Obligation Bonds, Series
2019A:
145 3.000%, 12/15/27 No Opt. Call AA 155,254
145 3.000%, 12/15/28 12/27 at 100.00 AA 154,564
160 3.000%, 12/15/29 12/27 at 100.00 AA 170,162
315 3.000%, 12/15/30 12/27 at 100.00 AA 333,664
Lake Superior Independent School District 381, Lake
County, Minnesota, General Obligation Bonds, School
Building Series 2022A:
2,370 4.000%, 2/01/30 No Opt. Call N/R 2,765,245
2,365 4.000%, 2/01/31 2/30 at 100.00 N/R 2,749,076
370 Lakeview Independent School District 2167, Lyon and Yellow Counties,
Minnesota, General Obligation Bonds, Lakeview Public Schools Building
Series 2021A, 4.000%, 2/01/30
2/29 at 100.00 AAA 423,846
4,100 Lakeville Independent School District 194, Dakota County, Minnesota,
General Obligation Bonds, School Building & Facilities Maintenance
Series 2020A, 3.000%, 2/01/29
2/28 at 100.00 Aa2 4,393,027
Lester Prairie Independent School District 424, McLeaod
County, Minnesota, General Obligation Bonds, School
Building Series 2019A:
590 5.000%, 2/01/28 No Opt. Call Aa2 703,823
590 4.000%, 2/01/31 2/29 at 100.00 Aa2 673,615
Maccray Independent School District 2180, Chippewa,
Kandiyohi and Renville Counties,  Minnesota, General
Obligation Bonds, School Building Series 2020A:
1,965 4.000%, 2/01/28 No Opt. Call Aa2 2,227,603
2,040 3.000%, 2/01/29 2/28 at 100.00 Aa2 2,171,600
Madison, Minnesota, General Obligation Bonds, Refunding
Series 2015A:
660 3.600%, 1/01/35 - AGM Insured 1/23 at 100.00 AA 672,382
500 4.000%, 1/01/45 - AGM Insured 1/23 at 100.00 AA 509,310
Mankato Independent School District 77, Nicollet and Le
Sueur Counties, Minnesota, General Obligation Bonds,
Facilities Maintenance Series 2020A:
715 4.000%, 2/01/29 No Opt. Call Aa2 822,164
645 4.000%, 2/01/38 2/29 at 100.00 Aa2 729,521

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Maple River Independent School District 2135, Minnesota,
General Obligation Bonds, School Building Series 2020A:
$ 425 4.000%, 2/01/31 2/30 at 100.00 AAA $ 492,320
245 4.000%, 2/01/32 2/30 at 100.00 AAA 283,161
2,250 4.000%, 2/01/45 2/30 at 100.00 AAA 2,543,738
1,500 4.000%, 2/01/50 2/30 at 100.00 AAA 1,689,090
1,300 Marshall Independent School District 413, Lyon County, Minnesota,
General Obligation Bonds, School Building Series 2019B, 4.000%,
2/01/28
No Opt. Call Aa2 1,469,026
1,780 Metropolitan Council Minneapolis- Saint Paul Metropolitan Area,
Minnesota, General Obligation Bonds, Refunding Transit Series 2020D,
5.000%, 3/01/28
No Opt. Call AAA 2,144,241
585 Milaca Independent School District 912, Millie Lacs, Morrison, Benton,
Kanabec and Isanti Counties, Minnesota, General Obligation Bonds,
Refunding Alternative Facilities Crossover Series 2014B, 4.000%,
2/01/26
2/24 at 100.00 Aa2 613,800
Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Long-Term
Facilities Maintenance Series 2017B:
1,240 5.000%, 2/01/28 No Opt. Call AAA 1,487,752
1,495 4.000%, 2/01/36 2/28 at 100.00 AAA 1,687,646
Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Long-Term
Facilities Maintenance Series 2019B:
1,475 5.000%, 2/01/29 No Opt. Call AAA 1,810,268
1,570 5.000%, 2/01/30 2/29 at 100.00 AAA 1,918,587
2,060 4.000%, 2/01/35 2/29 at 100.00 AAA 2,347,988
2,195 Minneapolis, Minnesota, General Obligation Bonds, Improvement &
Various Purpose Series 2018, 4.000%, 12/01/35
12/26 at 100.00 AAA 2,426,155
1,000 Minnesota State, General Obligation Bonds, Refunding Various Purpose
Series 2016D, 2.250%, 8/01/29
8/26 at 100.00 AAA 1,022,220
7,015 Minnesota State, General Obligation Bonds, State Trunk Highway Series
2020B, 4.000%, 8/01/29
No Opt. Call AAA 8,195,624
500 Minnesota State, General Obligation Bonds, Various Purpose Series
2013D, 3.000%, 10/01/26
10/23 at 100.00 AAA 513,465
3,130 Minnesota State, General Obligation Bonds, Various Purpose Series
2017A, 5.000%, 10/01/29
10/27 at 100.00 AAA 3,704,418
3,015 Minnesota State, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 8/01/34
8/28 at 100.00 AAA 3,631,477
155 Minnesota State, General Obligation Bonds, Various Purpose Series
2019A, 5.000%, 8/01/36
8/29 at 100.00 AAA 190,146
2,425 Minnesota State, General Obligation Bonds, Various Purpose Series
2020A, 5.000%, 8/01/36
8/30 at 100.00 AAA 3,035,203
Minnesota State, General Obligation Bonds, Various
Purpose Series 2021A:
5,500 4.000%, 9/01/38 9/31 at 100.00 N/R 6,460,905
1,330 4.000%, 9/01/39 9/31 at 100.00 N/R 1,559,146
1,000 4.000%, 9/01/40 9/31 at 100.00 N/R 1,170,140
Montgomery Independent School District 2905, Minnesota,
General Obligation Bonds, School Building Series 2018A:
250 4.000%, 2/01/32 2/25 at 100.00 Aa2 268,837
500 4.000%, 2/01/36 2/25 at 100.00 Aa2 537,675
Moorhead Independent School District 152, Clay County,
Minnesota, General Obligation Bonds, School Building
Series 2020A:
2,070 3.000%, 2/01/43 2/28 at 100.00 Aa2 2,124,048
1,100 3.000%, 2/01/44 2/28 at 100.00 Aa2 1,124,222
Mora Independent School District 332, Kanabec County,
Minnesota, General Obligation Bonds, School Building
Series 2020A:
2,620 4.000%, 2/01/28 No Opt. Call AAA 2,962,224
1,085 3.000%, 2/01/29 2/28 at 100.00 AAA 1,147,496
1,850 3.000%, 2/01/30 2/28 at 100.00 AAA 1,946,829

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 300 Mountain Lake, Minnesota, General Obligation Bonds, Series 2017B,
4.000%, 2/01/43
2/25 at 100.00 A+ $ 317,145
2,000 North Saint Paul-Maplewood-Oakdale Independent School District
622, Ramsey County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018A, 3.375%, 2/01/35
2/27 at 100.00 Aa2 2,126,380
595 North Saint Paul-Maplewood-Oakdale Independent School District 622,
Ramsey County, Minnesota, General Obligation Bonds, Refunding
Alternate Facilities Series 2019C, 4.000%, 2/01/30
2/28 at 100.00 Aa2 670,773
1,600 North Saint Paul-Maplewood-Oakdale Independent School District 622,
Ramsey County, Minnesota, General Obligation Bonds, School Building
Series 2019A, 5.000%, 2/01/32
2/28 at 100.00 Aa2 1,891,600
1,080 Pillager Independent School District 116, Cass and Morrison Counties,
Minnesota, General Obligation Bonds, Refunding School Building Series
2020A, 4.000%, 2/01/29
2/28 at 100.00 AAA 1,217,657
1,360 Pillager Independent School District 116, Cass and Morrison Counties,
Minnesota, General Obligation Bonds, School Building Series 2019A,
3.000%, 2/01/33
2/28 at 100.00 AAA 1,423,186
1,205 Pipestone-Jasper Independent School District 2689, Minnesota, General
Obligation Bonds, Series 2019A, 5.000%, 2/01/29
No Opt. Call AAA 1,470,943
300 Rice Lake, Minnesota, General Obligation Bonds, Refunding Series 2021A,
4.000%, 2/01/28
No Opt. Call A1 338,106
4,000 Richfield Independent School District 280, Hennepin County, Minnesota,
General Obligation Bonds, School Buildings Series 2018A, 4.000%,
2/01/40
2/27 at 100.00 AAA 4,325,480
1,250 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2018A, 3.000%, 2/01/30
8/26 at 100.00 Aa2 1,310,350
2,825 Rosemount Independent School District 196, Dakota County, Minnesota,
General Obligation Bonds, School Building Series 2016A, 5.000%,
2/01/27
2/26 at 100.00 AAA 3,209,341
Roseville Independent School District 623, Ramsey County,
Minnesota, General Obligation Bonds, School Building
Series 2018A:
3,250 5.000%, 2/01/30 2/27 at 100.00 Aa2 3,756,545
2,500 4.000%, 2/01/35 2/27 at 100.00 Aa2 2,711,925
1,500 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, Series 1994, 4.000%, 2/01/37
2/27 at 100.00 Aa2 1,623,510
Russell-Tyler-Ruthton Public Schools Independent School
District 2902, Minnesota, General Obligation Bonds,
Series 2019A:
1,620 5.000%, 2/01/30 2/29 at 100.00 AAA 1,970,212
1,700 4.000%, 2/01/31 2/29 at 100.00 AAA 1,935,008
1,010 Saint Cloud, Minnesota, General Obligation Bonds, Refunding Tax
Abatement Series 2021C, 4.000%, 10/01/31
10/30 at 100.00 AA+ 1,190,093
575 Saint Francis Independent School District 15, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/35
2/23 at 100.00 Aa2 587,592
1,000 Saint James Independent School District 840, Minnesota, General
Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/45
2/26 at 100.00 AAA 1,072,040
255 Saint Joseph, Minnesota, General Obligation Bonds, Series 2021A,
4.000%, 12/15/29
No Opt. Call AA- 295,831
Saint Michael Independent School District 885, Wright
County, Minnesota, General Obligation Bonds, School
Building Series 2017A:
1,340 4.000%, 2/01/28 2/26 at 100.00 Aa2 1,460,238
1,400 4.000%, 2/01/30 2/26 at 100.00 Aa2 1,519,518
1,885 3.200%, 2/01/32 2/26 at 100.00 Aa2 1,973,859
615 Saint Paul Public Library Agency, Minnesota, General Obligation Bonds,
Refunding Series 2021D, 4.000%, 10/01/31
10/30 at 100.00 AAA 719,857
1,515 Saint Paul, Minnesota, General Obligation Bonds, Refunding Street
Reconstruction Series 2021C, 5.000%, 5/01/30
No Opt. Call AAA 1,895,962
1,940 Saint Paul, Minnesota, General Obligation Bonds, Refunding Various
Purpose Series 2021A, 5.000%, 3/01/28
No Opt. Call AAA 2,323,422

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Shakopee Independent School District 720, Scott County,
Minnesota, General Obligation Bonds, Capital Facilities
Series 2020A:
$ 250 4.000%, 2/01/33 2/27 at 100.00 Aa2 $ 271,557
425 4.000%, 2/01/34 2/27 at 100.00 Aa2 460,819
3,390 Shakopee Independent School District 720, Scott County, Minnesota,
General Obligation Bonds, Series 2013A, 3.000%, 2/01/25
2/23 at 100.00 Aa2 3,452,884
2,500 Sibley East Independent School District 2310, Sibley, Minnesota, General
Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/40
2/25 at 100.00 Aa2 2,642,725
420 Sleepy Eye, Minnesota, General Obligation Bonds, Refunding Series
2020A, 4.000%, 2/01/28
No Opt. Call AA 472,592
South Washington County Independent School District
833, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018A:
1,330 4.000%, 2/01/31 2/27 at 100.00 Aa2 1,460,313
670 4.000%, 2/01/33 2/27 at 100.00 Aa2 733,342
South Washington County Independent School District
833, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2020A:
1,575 5.000%, 2/01/28 No Opt. Call Aa2 1,883,763
1,575 4.000%, 2/01/29 2/28 at 100.00 Aa2 1,778,600
700 4.000%, 2/01/30 2/28 at 100.00 Aa2 787,885
1,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, School Building Series 2016A, 4.000%,
2/01/29
2/26 at 100.00 Aa2 1,089,730
Swift County-Benson Hospital District, Minnesota,
Congregate Senior Revenue Bonds, Series 2020A:
150 4.000%, 2/01/25 No Opt. Call AA- 160,990
330 4.000%, 2/01/28 No Opt. Call AA- 371,917
345 4.000%, 2/01/29 No Opt. Call AA- 394,049
600 Thief River Falls Independent School District 564, Minnesota, General
Obligation Bonds, Refunding Series 2020D, 4.000%, 2/01/26
No Opt. Call Aa2 658,386
Virginia, Minnesota, General Obligation Bonds, Sales Tax
Series 2020A:
535 4.000%, 2/01/31 - AGM Insured 2/28 at 100.00 AA 592,507
500 4.000%, 2/01/32 - AGM Insured 2/28 at 100.00 AA 552,770
815 4.000%, 2/01/33 - AGM Insured 2/28 at 100.00 AA 900,265
655 4.000%, 2/01/35 - AGM Insured 2/28 at 100.00 AA 722,426
245 4.000%, 2/01/37 - AGM Insured 2/28 at 100.00 AA 269,505
2,500 Waconia Independent School District, Minnesota, General Obligation
Bonds, School Building Series 2015B, 3.000%, 2/01/28
2/25 at 100.00 Aa2 2,594,100
1,315 Waseca Independent School District 829, Steele, Rice, and Waseca
Counties, Minnesota, General Obligation Bonds, School Building Series
2015A, 4.000%, 2/01/27
2/26 at 100.00 Aa2 1,439,807
1,685 Watertown-Mayer Independent School District 111, Carver, Hennepin and
Wright Counties, Minnesota, General Obligation Bonds, School Building
Series 2020A, 0.000%, 2/01/32
2/28 at 92.57 AAA 1,336,222
1,220 West Saint Paul-Mendota Heights-Eagan Independent School District 197,
Dakota County, Minnesota, General Obligation Bonds, School Building
Series 2018A, 4.000%, 2/01/39
2/27 at 100.00 AAA 1,348,600
White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, School
Building Series 2020A:
4,820 4.000%, 2/01/27 No Opt. Call AAA 5,410,209
5,000 3.000%, 2/01/42 2/28 at 100.00 AAA 5,153,300
540 White Bear, Ramsey County, Minnesota, General Obligation Bonds,
Improvement & Utility Series 2021A, 5.000%, 2/01/29
No Opt. Call AA+ 657,995
1,075 Winona Independent School District 861, Winona County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2022A, 4.000%,
2/01/31(WI/DD, Settling 3/10/22)
2/30 at 100.00 N/R 1,243,130
218,460 Total Tax Obligation/General 242,379,176

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 10.8%
Alexandria Independent School District 206, Douglas
County, Minnesota, General Obligation Bonds, Series
2021A:
$ 650 3.000%, 2/01/28 No Opt. Call A2 $ 686,790
535 3.000%, 2/01/32 2/29 at 100.00 A2 557,309
150 3.000%, 2/01/35 2/29 at 100.00 A2 154,566
Chaska Independent School District 112, Carver County,
Minnesota, Certificates of Participation, Series 2021A:
395 4.000%, 2/01/31 2/30 at 100.00 Aa3 451,623
100 3.000%, 2/01/36 2/30 at 100.00 Aa3 104,299
750 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/25
No Opt. Call Aa2 824,925
675 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2017A, 4.200%, 12/15/43
12/27 at 100.00 N/R 695,952
135 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park
Project, Refunding Series 2015, 4.000%, 3/01/30
3/23 at 100.00 N/R 136,397
425 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St.
Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/27
3/23 at 100.00 N/R 430,606
1,090 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2015C, 3.250%, 8/01/30
8/24 at 100.00 AA+ 1,130,232
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2017A:
200 4.000%, 8/01/30 8/27 at 100.00 AA+ 221,614
475 4.000%, 8/01/34 8/27 at 100.00 AA+ 524,015
325 4.000%, 8/01/35 8/27 at 100.00 AA+ 358,186
1,125 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/38
8/28 at 100.00 AA+ 1,258,808
2,450 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020A, 4.000%, 8/01/29
No Opt. Call AA+ 2,812,453
3,105 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020B, 4.000%, 8/01/32
8/30 at 100.00 AA+ 3,588,480
1,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020D, 4.000%, 8/01/43
8/30 at 100.00 AA+ 1,136,600
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021B:
500 3.000%, 8/01/38 8/31 at 100.00 N/R 524,120
500 3.000%, 8/01/39 8/31 at 100.00 N/R 522,165
500 3.000%, 8/01/40 8/31 at 100.00 N/R 520,765
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021C:
765 5.000%, 8/01/34 8/31 at 100.00 N/R 963,311
1,080 4.000%, 8/01/38 8/31 at 100.00 N/R 1,260,090
3,295 4.000%, 8/01/39 8/31 at 100.00 N/R 3,836,599
2,385 4.000%, 8/01/40 8/31 at 100.00 N/R 2,760,948
6,680 4.000%, 8/01/43 8/31 at 100.00 N/R 7,653,476
Minnetonka Independent School District 276, Hennepin
County, Minnesota, Certificates of Participation, Series
2022A:
215 4.000%, 2/01/37(WI/DD, Settling 3/08/22) 2/29 at 100.00 N/R 239,091
1,525 4.000%, 2/01/47(WI/DD, Settling 3/08/22) 2/29 at 100.00 N/R 1,661,182
Northeast Metropolitan Intermediate School District 916,
White Bear Lake, Minnesota, Certificates of Participation,
Series 2015A:
1,470 3.625%, 2/01/34 2/25 at 100.00 A1 1,521,553
580 3.750%, 2/01/36 2/25 at 100.00 A1 601,732
4,600 Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Participation, Series 2015B, 4.000%, 2/01/42
2/25 at 100.00 A1 4,775,076
1,000 Plymouth Intermediate District 287, Minnesota, Certificates of
Participation, Refunding Series 2017A, 4.000%, 2/01/36
2/27 at 100.00 A1 1,070,300

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Plymouth Intermediate District 287, Minnesota, Facilities
Maintenance Bonds, Series 2017B:
$ 175 4.000%, 5/01/29 5/27 at 100.00 Aa3 $ 191,277
200 4.000%, 5/01/32 5/27 at 100.00 Aa3 216,054
100 4.000%, 5/01/33 5/27 at 100.00 Aa3 107,926
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
4,500 4.500%, 7/01/34 7/25 at 100.00 N/R 4,864,185
3,577 4.750%, 7/01/53 7/28 at 100.00 N/R 3,955,947
1,010 5.000%, 7/01/58 7/28 at 100.00 N/R 1,132,665
2,049 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R 2,243,716
Rosemount Independent School District 196, Dakota
County, Minnesota, Certificates of Participation, Series
2021A:
835 3.000%, 4/01/24 No Opt. Call Aa3 862,805
865 3.000%, 4/01/25 No Opt. Call Aa3 903,977
945 3.000%, 4/01/28 No Opt. Call Aa3 1,012,076
1,215 Roseville Independent School District 623, Ramsey County, Minnesota,
Certificates of Participation, Series 2021A, 5.000%, 4/01/30
No Opt. Call Baa2 1,474,585
Saint Cloud Independent School District 742, Stearns
County, Minnesota, Certificates of Participation, Saint
Cloud Area Public Schools, Series 2017A:
355 5.000%, 2/01/32 2/25 at 100.00 A1 387,593
520 5.000%, 2/01/34 2/25 at 100.00 A1 566,810
Saint Paul Housing and Redevelopment Authority,
Minnesota, Multifamily Housing Revenue Bonds, 2700
University at Westgate Station, Series 2015B:
195 4.250%, 4/01/25 4/23 at 100.00 N/R 196,925
430 4.875%, 4/01/30 4/23 at 100.00 N/R 433,788
1,665 5.250%, 4/01/43 4/23 at 100.00 N/R 1,672,376
2,670 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.375%, 2/01/35
2/27 at 100.00 AAA 2,823,311
Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2019B:
1,005 4.000%, 2/01/36 2/29 at 100.00 AAA 1,140,414
1,000 4.000%, 2/01/37 2/29 at 100.00 AAA 1,132,840
Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2020C:
3,325 4.000%, 2/01/30 2/28 at 100.00 AAA 3,750,434
2,840 3.000%, 2/01/36 2/28 at 100.00 AAA 2,971,719
2,100 University of Minnesota, Special Purpose Revenue Bonds, State Supported
Biomedical Science Research Facilities Funding Program, Refunding
Series 2021A, 5.000%, 8/01/33
No Opt. Call N/R 2,763,810
White Bear Lake Independent School District 624, Ramsey
County, Minnesota, Certificates of Participation, Series
2020B:
745 5.000%, 4/01/24 No Opt. Call A+ 799,311
900 4.000%, 4/01/28 No Opt. Call A+ 1,017,225
Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A:
280 4.000%, 2/01/32 2/31 at 100.00 Baa1 312,348
250 4.000%, 2/01/34 2/31 at 100.00 Baa1 278,488
425 4.000%, 2/01/38 2/31 at 100.00 Baa1 470,148
700 4.000%, 2/01/41 2/31 at 100.00 Baa1 768,614
73,556 Total Tax Obligation/Limited 81,434,630
Transportation - 5.4%
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Senior Lien
Series 2016A:
1,050 5.000%, 1/01/28 1/27 at 100.00 AA- 1,211,375
390 5.000%, 1/01/31 1/27 at 100.00 AA- 447,962

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2014A:
$ 200 5.000%, 1/01/25 1/24 at 100.00 A+ $ 213,056
2,000 5.000%, 1/01/31 1/24 at 100.00 A+ 2,126,800
1,175 5.000%, 1/01/32 1/24 at 100.00 A+ 1,249,495
200 5.000%, 1/01/33 1/24 at 100.00 A+ 212,492
750 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B,
5.000%, 1/01/26, (AMT)
1/24 at 100.00 A+ 796,005
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019A:
30 5.000%, 1/01/31 7/29 at 100.00 A+ 36,209
70 5.000%, 1/01/37 7/29 at 100.00 A+ 83,632
1,250 5.000%, 1/01/44 7/29 at 100.00 A+ 1,467,625
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019B:
1,735 5.000%, 1/01/30, (AMT) 7/29 at 100.00 A+ 2,055,697
2,000 5.000%, 1/01/35, (AMT) 7/29 at 100.00 A+ 2,351,080
1,225 5.000%, 1/01/38, (AMT) 7/29 at 100.00 A+ 1,434,867
2,215 5.000%, 1/01/39, (AMT) 7/29 at 100.00 A+ 2,590,332
3,000 5.000%, 1/01/44, (AMT) 7/29 at 100.00 A+ 3,480,720
10,500 5.000%, 1/01/49, (AMT) 7/29 at 100.00 A+ 12,132,120
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series
2016C:
125 5.000%, 1/01/33 1/27 at 100.00 AA- 143,564
1,630 5.000%, 1/01/37 1/27 at 100.00 AA- 1,872,886
5,580 5.000%, 1/01/46 1/27 at 100.00 AA- 6,349,426
475 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2016D, 5.000%,
1/01/34, (AMT)
1/27 at 100.00 A+ 537,467
35,600 Total Transportation 40,792,810
U.S. Guaranteed - 1.6% (4)
1,135 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2013A, 5.500%, 7/01/43, (Pre-refunded
7/01/23)
7/23 at 100.00 N/R 1,199,809
2,000 Mankato Independent School District 77, Nicollet and Le Sueur Counties,
Minnesota, General Obligation Bonds, School Building Series 2014A,
4.000%, 2/01/28, (Pre-refunded 2/01/24)
2/24 at 100.00 AAA 2,104,460
720 Otter Tail County, Minnesota, General Obligation Bonds, Capital
Improvement Series 2016A, 3.000%, 2/01/23, (ETM)
No Opt. Call AA 734,083
555 Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck,
Saint Mary's School Project, Series 2015, 5.000%, 8/01/22, (ETM), 144A
No Opt. Call BB 565,046
1,600 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/40, (Pre-
refunded 11/15/25)
11/25 at 100.00 N/R 1,806,672
3,715 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2014A, 5.000%, 1/01/46, (Pre-refunded 1/01/24)
1/24 at 100.00 Aa3 3,972,895
1,530 Worthington Independent School District 518, Nobles County, Minnesota,
Certificates of Participation, Series 2017A, 4.000%, 2/01/42, (Pre-
refunded 2/01/26)
2/26 at 100.00 A+ 1,679,496
11,255 Total U.S. Guaranteed 12,062,461

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 8.3%
$ 250 Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings
- Southeast Twin Cities Transmission Project, Refunding Series 2021,
4.000%, 1/01/42 - AGM Insured
1/30 at 100.00 N/R $ 280,485
300 Elk River, Minnesota, Electric Revenue Bonds, Series 2021B, 5.000%,
8/01/28
No Opt. Call Aa3 360,771
1,240 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 A- 1,371,750
135 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 157,781
235 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34 10/22 at 100.00 BBB 239,535
Luverne, Minnesota, Electric Revenue Bonds, Series 2022A:
555 3.000%, 12/01/38 - AGM Insured 12/28 at 100.00 N/R 574,086
600 3.000%, 12/01/44 - AGM Insured 12/28 at 100.00 N/R 611,178
Minnesota Municipal Power Agency, Electric Revenue
Bonds, Refunding Series 2014A:
1,000 4.000%, 10/01/31 10/24 at 100.00 A1 1,063,030
1,000 4.000%, 10/01/32 10/24 at 100.00 A1 1,061,720
2,250 Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016,
5.000%, 10/01/47
10/26 at 100.00 A1 2,530,080
3,500 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/47
12/26 at 100.00 AA 3,952,480
Saint Paul Housing and Redevelopment Authority,
Minnesota, District Energy Revenue Bonds, Refunding
Series 2017A:
390 4.000%, 10/01/28 10/27 at 100.00 A- 430,252
675 4.000%, 10/01/33 10/27 at 100.00 A- 729,844
Saint Paul Housing and Redevelopment Authority,
Minnesota, District Energy Revenue Bonds, Refunding
Series 2017B:
355 4.000%, 10/01/28 10/27 at 100.00 A- 391,640
270 4.000%, 10/01/29 10/27 at 100.00 A- 295,925
2,000 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-3, 4.000%, 10/01/42
10/27 at 100.00 A- 2,137,680
1,180 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-4, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 A- 1,256,193
Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2021-1. 501 C3:
300 3.000%, 10/01/34 10/27 at 100.00 A- 307,887
675 4.000%, 10/01/41 10/27 at 100.00 A- 722,554
1,100 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2021-2, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 A- 1,171,027
1,075 Southern Minnesota Municipal Power Agency Power Supply System
Revenue Bonds, Series 2015A, 5.000%, 1/01/27
1/26 at 100.00 AA- 1,217,169
Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 1994A:
3,055 0.000%, 1/01/23 - NPFG Insured No Opt. Call A+ 3,028,544
10,530 0.000%, 1/01/24 - NPFG Insured No Opt. Call A+ 10,259,695
5,005 0.000%, 1/01/25 - NPFG Insured No Opt. Call A+ 4,779,474
7,255 0.000%, 1/01/26 - NPFG Insured No Opt. Call A+ 6,784,368
Thief River Falls, Minnesota, Electric Revenue Bonds, Series
2018A:
230 4.000%, 2/01/35 - AGM Insured 2/26 at 100.00 AA 248,246
260 4.000%, 2/01/38 - AGM Insured 2/26 at 100.00 AA 280,051
13,965 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2018A, 5.000%, 1/01/49
7/28 at 100.00 Aa3 16,414,880
59,385 Total Utilities 62,658,325
$ 673,595 Total Long-Term Investments (cost $723,617,592) 736,927,034

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  1.7%
MUNICIPAL BONDS - 1.7%
Health Care - 0.8%
$ 6,000 Minneapolis, Minnesota, Health Care System  Revenue Bonds, Fairview
Health Services, Series 2018A, 0.140%, 11/15/48, (Mandatory Put
2/28/22)(5)
2/22 at 100.00 AA+ $ 6,000,000
Tax Obligation/General - 0.9%
7,000 Hennepin County, Minnesota, General Obligation Bonds, Variable Rate
Series 2018B, 0.200%, 12/01/38, (Mandatory Put 3/07/22)(5)
2/22 at 100.00 AAA 7,000,000
$ 13,000 Total Short-Term Investments (cost $13,000,000) 13,000,000
Total Investments (cost $736,617,592) - 99.2% 749,927,034
Other Assets Less Liabilities - 0.8% 5,885,927
Net Assets - 100% $ 755,812,961
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 736,927,034 $ – $ 736,927,034
Short-Term Investments:
Municipal Bonds – 13,000,000 – 13,000,000
Total
$ – $ 749,927,034 $ – $ 749,927,034
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Nebraska Municipal Bond Fund
Portfolio of Investments February 28, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 95.7%
MUNICIPAL BONDS - 95.7%
Consumer Staples - 0.7%
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
$ 1,000 3.000%, 6/01/48 6/30 at 100.00 BBB+ $ 900,210
65 4.000%, 6/01/48 6/30 at 100.00 BBB+ 68,306
1,065 Total Consumer Staples 968,516
Education and Civic Organizations - 9.6%
1,500 Douglas County, Nebraska, Educational Facilities Revenue Bonds,
Creighton University Projects, Refunding Series 2017, 5.000%, 7/01/47
7/27 at 100.00 A2 1,711,080
4,000 Douglas County, Nebraska, Educational Facilities Revenue Bonds,
Creighton University Projects, Series 2021A, 4.000%, 7/01/46
1/32 at 100.00 A2 4,456,800
Saline County, Nebraska, Educational Facilities Revenue
Bonds, Doane College Project, Refunding Series 2020A:
360 3.000%, 2/15/34 2/29 at 100.00 A 366,747
445 3.000%, 2/15/35 2/29 at 100.00 A 452,329
500 Southeast Community College Area, Nebraska, Facilities Revenue Bonds,
Series 2020, 3.000%, 3/15/45 - AGM Insured
7/25 at 100.00 AA 505,155
Southeast Community College Area, Nebraska, Facilities
Revenue Bonds, Series 2022:
450 4.000%, 3/15/29 - AGM Insured 1/27 at 100.00 N/R 496,255
500 4.000%, 3/15/47 - AGM Insured 1/27 at 100.00 N/R 539,805
1,000 University of Nebraska Facilities Corporation, Nebraska, Facilities Bonds,
Refunding Series 2017B, 4.000%, 5/15/37
11/27 at 100.00 Aa1 1,113,110
2,000 University of Nebraska Facilities Corporation, Nebraska, Facilities Program
Bonds, Green Series 2021B, 5.000%, 7/15/51
7/31 at 100.00 Aa1 2,477,180
1,000 University of Nebraska Facilities Corporation, Nebraska, Facilities Program
Bonds, Series 2021A, 5.000%, 7/15/31
No Opt. Call Aa1 1,285,100
11,755 Total Education and Civic Organizations 13,403,561
Health Care - 6.2%
200 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB 224,842
Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated
Group, Refunding Series 2020A:
575 4.000%, 11/15/40 11/30 at 100.00 AA- 652,073
300 4.000%, 11/15/41 11/30 at 100.00 AA- 339,699
Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated
Group, Series 2017:
180 5.000%, 11/15/37 5/27 at 100.00 AA- 206,328
1,060 5.000%, 11/15/47 5/27 at 100.00 AA- 1,216,170
650 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Nebraska Medicine, Series 2016, 5.000%, 5/15/28
5/26 at 100.00 N/R 740,844
775 Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds,
Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44
5/24 at 100.00 A- 826,692
Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health
System, Refunding Series 2015:
500 4.125%, 11/01/36 11/25 at 100.00 A 534,105
1,000 5.000%, 11/01/45 11/25 at 100.00 A 1,104,810
500 Indiana Finance Authority, Hospital Revenue Bonds, Marion General
Hospital Project, Series 2020A, 4.000%, 7/01/40
7/30 at 100.00 A 559,985

Nuveen Nebraska Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 250 Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Refunding Series 2017A, 5.000%,
7/01/30
7/27 at 100.00 BBB $ 283,830
Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Series 2018:
500 5.000%, 7/01/34 7/25 at 100.00 BBB 549,135
435 5.000%, 7/01/35 7/25 at 100.00 BBB 477,530
875 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Regional West Medical Center Project, Refunding &
Improvement Series 2016A, 5.250%, 2/01/37
2/27 at 100.00 BB+ 956,043
7,800 Total Health Care 8,672,086
Housing/Single Family - 0.6%
660 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Refunding Series 2016A, 3.500%, 9/01/36
3/25 at 100.00 AA+ 674,731
Nebraska Investment Finance Authority, Single Family
Housing Revenue Bonds, Series 2021A:
100 1.850%, 9/01/35 3/30 at 100.00 AA+ 93,196
50 1.950%, 9/01/37 3/30 at 100.00 AA+ 46,685
810 Total Housing/Single Family 814,612
Long-Term Care - 2.9%
Nebraska Educational, Health, Cultural and Social Services
Finance Authority, Revenue Bonds, Immanuel Retirement
Communities Obligated Group, Series 2019A:
3,500 4.000%, 1/01/44 1/26 at 102.00 AA 3,813,705
200 4.000%, 1/01/49 1/26 at 102.00 AA 217,848
3,700 Total Long-Term Care 4,031,553
Tax Obligation/General - 32.2%
Adams County School District 18, Nebraska, General
Obligation Bonds, Hastings Public Schools, Series 2019:
600 4.000%, 12/15/38 5/29 at 100.00 Aa3 668,046
975 4.000%, 12/15/44 5/29 at 100.00 Aa3 1,074,528
Buffalo County School District 007 Kearney Public Schools,
Nebraska, General Obligation Bonds, School Building
Series 2016:
1,000 4.000%, 12/15/30 4/26 at 100.00 AA- 1,095,910
500 3.000%, 12/15/36 4/26 at 100.00 AA- 520,405
1,500 Dodge County School District 1 Fremont, Nebraska, General Obligation
Bonds, Refunding Limited Tax Series 2019, 4.000%, 12/15/40
12/29 at 100.00 A+ 1,671,510
1,090 Douglas County School District 059, Nebraska, General Obligation Bonds,
Bennington Public Schools, School Building Series 2019, 4.000%,
6/15/33
3/24 at 100.00 AA- 1,140,260
1,000 Douglas County School District 059, Nebraska, General Obligation Bonds,
Bennington Public Schools, Series 2016, 3.375%, 12/15/41
12/25 at 100.00 AA- 1,030,950
1,500 Douglas County School District 059, Nebraska, General Obligation Bonds,
School Building Series 2020B, 3.000%, 12/15/45
8/25 at 100.00 AA- 1,516,080
1,500 Douglas County School District 1, Nebraska, General Obligation Bonds,
Omaha Public Schools Series 2020, 3.000%, 12/15/43
1/30 at 100.00 AA 1,540,290
1,000 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2018, 4.000%, 12/15/38
12/28 at 100.00 AA- 1,130,120
750 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2019, 4.000%, 12/15/39
12/29 at 100.00 AA- 844,433
Douglas County School District 10 Elkhorn, Nebraska,
General Obligation Bonds, Series 2020:
430 4.000%, 12/15/39 12/30 at 100.00 AA- 490,441
400 4.000%, 12/15/40 12/30 at 100.00 AA- 455,444
1,360 Douglas County School District 17 Millard, Nebraska, General Obligation
Bonds, Series 2020, 3.000%, 12/15/36
12/30 at 100.00 AA 1,467,440

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Douglas County School District 54, Ralston, Nebraska,
General Obligation Bonds, Refunding Series 2021:
$ 500 4.000%, 12/15/36 12/30 at 100.00 N/R $ 578,705
750 3.000%, 12/15/46 12/30 at 100.00 N/R 767,407
305 La Vista, Nebraska, General Obligation Bonds, Offstreet Parking Series
2022, 4.000%, 9/15/24
No Opt. Call N/R 325,508
Lancaster County School District 1, Lincoln, Nebraska,
General Obligation Bonds, Series 2020:
3,240 5.000%, 1/15/30 No Opt. Call AAA 4,042,548
1,000 3.000%, 1/15/43 7/30 at 100.00 AAA 1,028,250
195 Omaha, Nebraska, General Obligation Bonds, Convention Center Project,
Series 2004, 5.250%, 4/01/26
No Opt. Call AA+ 225,307
500 Omaha, Nebraska, General Obligation Bonds, Refunding & Various
Purpose Series 2017A, 4.000%, 4/15/33
4/27 at 100.00 AA+ 553,645
500 Omaha, Nebraska, General Obligation Bonds, Refunding & Various
Purpose Series 2018A, 4.000%, 1/15/37
1/27 at 100.00 AA+ 544,490
1,000 Omaha, Nebraska, General Obligation Bonds, Refunding & Various
Purpose Series 2019, 4.000%, 4/15/38
4/29 at 100.00 AA+ 1,138,230
Omaha, Nebraska, General Obligation Bonds, Refunding &
Various Purpose Series 2020A:
380 4.000%, 4/15/31 4/30 at 100.00 AA+ 441,697
540 3.000%, 4/15/39 4/30 at 100.00 AA+ 569,106
Omaha, Nebraska, General Obligation Bonds, Various
Purpose and Refunding Bonds, Series 2021:
785 5.000%, 4/15/28 No Opt. Call N/R 941,678
1,000 3.000%, 4/15/41 4/31 at 100.00 N/R 1,039,520
500 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2018A,
5.000%, 1/15/33
1/27 at 100.00 AA+ 578,330
1,000 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2019A,
4.000%, 1/15/40
1/29 at 100.00 AA+ 1,130,360
Omaha-Douglas Public Building Commission, Nebraska,
General Obligation Bonds, Series 2020B:
1,000 3.000%, 5/01/36 5/29 at 100.00 AA+ 1,067,520
1,290 4.000%, 5/01/43 5/29 at 100.00 AA+ 1,455,713
Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Refunding Series 2020B:
750 4.000%, 12/01/35 12/30 at 100.00 Aa2 873,855
1,000 3.000%, 12/01/40 12/30 at 100.00 Aa2 1,047,710
750 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Refunding Series 2019C, 4.000%, 6/15/43
6/29 at 100.00 AA- 839,783
Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2019:
1,000 5.000%, 6/15/40 6/29 at 100.00 AA- 1,194,050
1,000 5.000%, 6/15/41 6/29 at 100.00 AA- 1,192,550
Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2020B:
750 3.000%, 12/15/43 12/25 at 100.00 AA- 784,500
750 3.000%, 12/15/44 12/25 at 100.00 AA- 784,387
1,000 Sarpy County School District 1, Bellevue Public School, Nebraska, General
Obligation Bonds, School Building Series 2020, 4.000%, 12/15/40
12/30 at 100.00 Aa3 1,152,390
Saunders County School District 0001 (Ashland-Greenwood
Public Schools) in the State of Nebraska, General
Obligation Bonds, Series 2022:
100 4.000%, 12/15/24 - BAM Insured(WI/DD, Settling 3/15/22) No Opt. Call N/R 107,154
100 4.000%, 12/15/25 - BAM Insured(WI/DD, Settling 3/15/22) No Opt. Call N/R 108,984
140 4.000%, 12/15/26 - BAM Insured(WI/DD, Settling 3/15/22) No Opt. Call N/R 155,277
270 4.000%, 12/15/27 - BAM Insured(WI/DD, Settling 3/15/22) No Opt. Call N/R 303,863
1,000 4.000%, 12/15/41 - BAM Insured(WI/DD, Settling 3/15/22) 12/32 at 100.00 N/R 1,155,680
265 4.000%, 12/15/42 - BAM Insured(WI/DD, Settling 3/15/22) 12/32 at 100.00 N/R 305,235

Nuveen Nebraska Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Saunders County School District 1, Ashland-Greenwood,
Nebraska, General Obligation Bonds, Series 2021:
$ 500 3.000%, 12/15/42 12/30 at 100.00 A+ $ 516,015
2,000 3.000%, 12/15/50 12/30 at 100.00 A+ 2,032,200
Southeast Community College Area, Nebraska, Certificates
of Participation, Series 2018:
215 5.000%, 12/15/30 6/28 at 100.00 Aa1 257,508
1,000 5.000%, 12/15/47 6/28 at 100.00 Aa1 1,165,550
40,680 Total Tax Obligation/General 45,050,562
Tax Obligation/Limited - 8.9%
500 Columbus, Nebraska, Sales Tax Revenue Bonds, Police & Fire Project,
Series 2018, 4.000%, 9/15/27
9/23 at 100.00 A 521,545
430 Grand Island, Nebraska, Highway Allocataion Fund Pledge Bonds, Series
2020, 3.000%, 11/15/30
11/25 at 100.00 Aa2 454,437
La Vista, Sarpy County, Nebraska, Tax Supported Refunding
Bonds, Taxable Series 2021:
190 4.000%, 9/15/23 No Opt. Call N/R 198,453
475 4.000%, 9/15/25 No Opt. Call N/R 517,826
400 4.000%, 9/15/26 No Opt. Call N/R 444,244
300 4.000%, 9/15/27 1/27 at 100.00 N/R 333,297
500 Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds,
Omaha Baseball Stadium Project, Refunding Series 2016A, 4.000%,
6/01/36
6/26 at 100.00 AA+ 541,280
1,000 Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds,
Series 2020B, 3.000%, 4/15/40
4/30 at 100.00 AA+ 1,038,610
Omaha Public Facilities Corporation, Nebraska, Lease
Revenue Bonds, Series 2021:
575 4.000%, 4/15/23 No Opt. Call N/R 594,337
380 4.000%, 4/15/24 No Opt. Call N/R 401,501
1,235 4.000%, 4/15/25 No Opt. Call N/R 1,331,861
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
750 4.550%, 7/01/40 7/28 at 100.00 N/R 830,857
800 4.750%, 7/01/53 7/28 at 100.00 N/R 884,752
600 5.000%, 7/01/58 7/28 at 100.00 N/R 672,870
2,280 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge
Bonds, Series 2021, 5.000%, 6/01/24
No Opt. Call N/R 2,474,826
1,075 Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Refunding Series2021B. Exchange Purchase, 4.000%,
7/01/58
7/31 at 100.00 Baa1 1,163,559
11,490 Total Tax Obligation/Limited 12,404,255
Transportation - 4.9%
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
145 6.000%, 10/01/34 - AGM Insured, (AMT) 10/23 at 100.00 Baa2 154,911
80 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2 85,130
70 Hawaii State, Harbor System Revenue Bonds, Series 2020A, 4.000%,
7/01/36, (AMT)
7/30 at 100.00 Aa3 78,935
825 Lincoln, Nebraska, Airport Revenue Bonds, Series 2015A, 4.000%, 7/01/45 7/25 at 100.00 Aa1 867,405
Lincoln, Nebraska, Airport Revenue Bonds, Series 2021:
1,000 4.000%, 7/01/35, (AMT) 7/31 at 100.00 Aa1 1,146,260
1,000 4.000%, 7/01/36, (AMT) 7/31 at 100.00 Aa1 1,144,100
Omaha Airport Authority, Nebraska, Airport Facilities
Revenue Refunding Bonds, Series 2017A:
1,000 5.000%, 12/15/34, (AMT) 12/26 at 100.00 Aa3 1,136,470
1,000 5.000%, 12/15/36, (AMT) 12/26 at 100.00 Aa3 1,136,530
1,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 A1 1,178,030
6,120 Total Transportation 6,927,771

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed - 7.0% (4)
Colfax County School District 123 Schuyler Community
Schools, Nebraska, General Obligation Bonds, Refunding
Series 2019:
$ 500 4.000%, 12/15/36, (Pre-refunded 5/22/24) 5/24 at 100.00 A1 $ 529,820
500 4.000%, 12/15/39, (Pre-refunded 5/22/24) 5/24 at 100.00 A1 529,820
750 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2016, 4.000%, 12/15/36, (Pre-refunded 12/15/25)
12/25 at 100.00 AA- 822,735
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
355 6.000%, 10/01/34, (Pre-refunded 10/01/23) - AGM Insured, (AMT) 10/23 at 100.00 Baa2 381,575
85 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 91,861
Lincoln, Nebraska, Educational Facilities Revenue and
Refunding Bonds, Nebraska Wesleyan University Project,
Series 2012:
685 3.300%, 4/01/25, (Pre-refunded 4/01/22) 4/22 at 100.00 A- 686,535
410 4.000%, 4/01/32, (Pre-refunded 4/01/22) 4/22 at 100.00 A- 411,152
Omaha, Nebraska, General Obligation Bonds, Refunding &
Various Purpose Series 2013A:
715 4.500%, 11/15/28, (Pre-refunded 11/15/23) 11/23 at 100.00 AA+ 756,420
365 4.500%, 11/15/29, (Pre-refunded 11/15/23) 11/23 at 100.00 AA+ 386,144
500 Papio-Missouri River Natural Resources District, Nebraska, Flood
Protection and Water Quality Enhancement Revenue Bonds, Series
2017, 4.000%, 12/15/31, (Pre-refunded 6/15/22)
6/22 at 100.00 AA 504,950
750 Platte County School District 001, Columbus Public Schools, Nebraska,
General Obligation Bonds, School Building Series 2014, 5.000%,
12/15/39, (Pre-refunded 6/15/24)
6/24 at 100.00 Aa3 814,470
Sarpy County School District 1, Bellevue Public School,
Nebraska, General Obligation Bonds, School Building
Series 2017:
550 5.000%, 12/15/29, (Pre-refunded 12/15/27) 12/27 at 100.00 Aa3 655,474
520 5.000%, 12/15/35, (Pre-refunded 12/15/27) 12/27 at 100.00 Aa3 619,720
500 Scotts Bluff County School District 16, Nebraska, General Obligation
Bonds, Gering Public Schools Series 2017, 5.000%, 12/01/46, (Pre-
refunded 5/30/22)
5/22 at 100.00 A1 505,430
600 University of Nebraska, Revenue Bonds, Omaha Student Housing Project,
Refunding Series 2017A, 5.000%, 5/15/32, (Pre-refunded 11/15/27)
11/27 at 100.00 Aa1 716,508
1,125 University of Nebraska, Revenue Bonds, Refunding Omaha Student Health
& Recreation Project Series 2016B, 3.000%, 5/15/30, (Pre-refunded
5/15/26)
5/26 at 100.00 Aa1 1,199,666
220 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Three Pillars Senior Living Communities, Refunding Series 2013,
5.000%, 8/15/23, (ETM)
No Opt. Call BBB+ 232,542
9,130 Total U.S. Guaranteed 9,844,822
Utilities - 22.7%
465 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/37
No Opt. Call A 591,052
2,350 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Series 2012, 5.000%, 9/01/42
9/22 at 100.00 A2 2,396,107
Columbus, Nebraska, Combined Revenue Bonds, Refunding
Series 2020:
375 4.000%, 6/15/34 6/30 at 100.00 AA 432,697
400 4.000%, 6/15/35 6/30 at 100.00 AA 461,052
1,185 District Energy Corporation, Nebraska, Facility Revenue Bonds, NSP
System Series 2021, 4.000%, 7/01/45
7/31 at 100.00 AA+ 1,343,292
1,000 District Energy Corporation, Nebraska, Facility Revenue Bonds, Refunding
Series 2021A, 5.000%, 7/01/28
No Opt. Call AA+ 1,199,130
Grand Island, Nebraska, Combined Utilities Revenue Bonds,
Refunding Series 2020A:
750 4.000%, 8/15/35 - AGM Insured 8/30 at 100.00 AA 856,440
800 4.000%, 8/15/37 - AGM Insured 8/30 at 100.00 AA 912,664
1,930 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 2,180,437

Nuveen Nebraska Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 235 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34 10/22 at 100.00 BBB $ 239,536
870 Lincoln, Nebraska, Electric System Revenue Bonds, Series 2018, 5.000%,
9/01/34
3/27 at 100.00 AA 1,008,956
450 Lincoln, Nebraska, Electric System Revenue Bonds, Series 2020A, 5.000%,
9/01/33
3/30 at 100.00 AA 559,980
500 Metropolitan Utilities District Omaha, Nebraska, Water Revenue Bonds,
Series 2015, 3.250%, 12/01/32
12/25 at 100.00 AA 527,890
110 Municipal Energy Agency of Nebraska, Power Supply System Revenue
Bonds, Refunding Series 2012A, 5.000%, 4/01/31
4/22 at 100.00 A+ 110,397
1,500 Nebraska Public Power District, General Revenue Bonds, Series 2016A,
5.000%, 1/01/41
1/26 at 100.00 A+ 1,679,325
3,000 Nebraska Public Power District, General Revenue Bonds, Series 2021D,
4.000%, 1/01/44
1/31 at 100.00 N/R 3,424,530
500 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Refunding Series 2015C, 4.000%, 2/01/38
2/25 at 100.00 AA 530,885
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Refunding Series 2016A, 4.000%, 2/01/38
2/26 at 100.00 AA 1,083,000
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2017A, 5.000%, 2/01/42
12/27 at 100.00 AA 1,171,720
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2018A, 5.000%, 2/01/39
2/28 at 100.00 AA 1,178,790
320 Omaha Public Power District, Nebraska, Separate Electric System Revenue
Bonds, Nebraska City 2, Refunding Series 2015A, 3.500%, 2/01/42
2/25 at 100.00 A+ 328,118
1,500 Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Refunding
Series 2019, 4.000%, 4/01/39
4/29 at 100.00 AA 1,703,580
Omaha, Nebraska, Sanitary Sewage System Revenue Bonds,
Refunding Series 2020A:
440 4.000%, 4/01/38 4/30 at 100.00 AA 507,351
370 4.000%, 4/01/39 4/30 at 100.00 AA 425,874
300 4.000%, 4/01/40 4/30 at 100.00 AA 344,754
1,850 Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Series 2014,
5.000%, 11/15/34
11/24 at 100.00 AA 2,028,433
1,000 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/31
1/25 at 100.00 A2 1,094,420
1,500 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/40
7/26 at 100.00 A2 1,700,505
800 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 949,536
800 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2012A, 5.250%, 7/01/42
7/22 at 100.00 CCC 811,520
28,300 Total Utilities 31,781,971
$ 120,850 Total Long-Term Investments (cost $132,823,665) 133,899,709
Other Assets Less Liabilities - 4.3% 6,072,610
Net Assets - 100% $ 139,972,319

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 133,899,709 $ – $ 133,899,709
Total
$ – $ 133,899,709 $ – $ 133,899,709
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Oregon Intermediate Municipal Bond
Fund
Portfolio of Investments February 28, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.4%
MUNICIPAL BONDS - 98.4%
Education and Civic Organizations - 3.4%
$ 1,095 Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific
University Project, Refunding Series 2015A, 5.000%, 5/01/30
5/25 at 100.00 BBB $ 1,200,514
Forest Grove, Oregon, Student Housing Revenue Bonds,
Oak Tree Foundation, Inc. Project, Series 2017:
350 5.000%, 3/01/23 No Opt. Call BBB- 361,088
440 5.000%, 3/01/24 No Opt. Call BBB- 466,070
505 5.000%, 3/01/25 No Opt. Call BBB- 547,016
110 Oregon Facilities Authority, Revenue Bonds, Howard Street Charter School
Project, Series 2019A, 5.000%, 6/15/29, 144A
6/27 at 102.00 N/R 119,725
920 Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 5.000%, 6/15/34, 144A
6/27 at 102.00 N/R 983,324
100 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2015A, 5.500%, 6/15/35, 144A
6/25 at 100.00 N/R 106,567
600 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 5.000%, 6/15/33
6/25 at 100.00 N/R 626,724
Oregon Facilities Authority, Revenue Bonds, University of
Portland Projects, Series 2015A:
450 5.000%, 4/01/29 4/25 at 100.00 A 495,598
800 5.000%, 4/01/30 4/25 at 100.00 A 880,800
1,500 Yamhill County, Oregon, Revenue Bonds, George Fox University Project,
Refunding Series 2021, 4.000%, 12/01/36
12/31 at 100.00 N/R 1,704,150
Yamhill County, Oregon, Revenue Bonds, Linfield University
Project, Refunding Series 2020A:
850 4.000%, 10/01/23 No Opt. Call Baa2 883,014
1,000 5.000%, 10/01/35 10/30 at 100.00 Baa2 1,188,910
8,720 Total Education and Civic Organizations 9,563,500
Health Care - 13.9%
1,035 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and
Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%,
8/01/23
8/22 at 100.00 A- 1,051,581
Deschutes County Hospital Facility Authority, Oregon,
Hospital Revenue Bonds, Saint Charles Health System,
Inc., Series 2016A:
375 4.000%, 1/01/33 1/26 at 100.00 A+ 400,961
1,000 5.000%, 1/01/33 1/26 at 100.00 A+ 1,112,870
Deschutes County Hospital Facility Authority, Oregon,
Hospital Revenue Bonds, Saint Charles Health System,
Inc., Series 2020A:
720 5.000%, 1/01/29 No Opt. Call A+ 870,660
715 4.000%, 1/01/34 1/31 at 100.00 A+ 822,057
Klamath Falls Intercommunity Hospital Authority, Oregon,
Revenue Bonds, Sky Lakes Medical Center Project,
Refunding Series 2016:
265 5.000%, 9/01/28 9/26 at 100.00 A 301,008
730 5.000%, 9/01/29 9/26 at 100.00 A 825,484
200 5.000%, 9/01/30 9/26 at 100.00 A 225,334
600 5.000%, 9/01/31 9/26 at 100.00 A 674,628
270 5.000%, 9/01/32 9/26 at 100.00 A 303,213
500 Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds,
Sky Lakes Medical Center Project, Series 2012, 4.000%, 9/01/24
9/22 at 100.00 A 506,835
1,870 Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Asante Health System, Refunding Series 2020A, 5.000%, 8/15/33
8/30 at 100.00 A+ 2,287,047
1,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series
2016A, 5.000%, 6/01/30
6/26 at 100.00 A+ 1,135,790

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Oregon Facilities Authority, Revenue Bonds, Peacehealth
System, Refunding Series 2014A:
$ 690 5.000%, 11/15/25 5/24 at 100.00 AA- $ 744,731
4,155 4.125%, 11/15/32 5/24 at 100.00 AA- 4,340,313
1,815 Oregon Facilities Authority, Revenue Bonds, Providence Health & Services,
Series 2013A, 5.000%, 10/01/23
No Opt. Call AA- 1,927,548
600 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/30
No Opt. Call BBB+ 740,106
Oregon Facilities Authority, Revenue Bonds, Samaritan
Health Services, Refunding Series 2016A:
485 5.000%, 10/01/29 10/26 at 100.00 BBB+ 548,714
1,325 5.000%, 10/01/30 10/26 at 100.00 BBB+ 1,494,918
1,210 Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 5.000%, 7/01/33
1/32 at 100.00 N/R 1,546,852
1,235 Oregon Health and Science University, Revenue Bonds, Green Series
2021B-1, 5.000%, 7/01/46, (Mandatory Put 2/01/32)
11/31 at 100.00 N/R 1,568,376
Oregon Health and Science University, Revenue Bonds,
Refunding Series 2012A:
925 5.000%, 7/01/25 7/22 at 100.00 AA- 935,998
1,195 5.000%, 7/01/26 7/22 at 100.00 AA- 1,209,352
4,000 Oregon Health and Science University, Revenue Bonds, Refunding Series
2016B, 5.000%, 7/01/33
7/26 at 100.00 AA- 4,574,200
Oregon Health and Science University, Revenue Bonds,
Series 2019A:
1,070 5.000%, 7/01/29 No Opt. Call AA- 1,313,222
1,000 5.000%, 7/01/30 1/30 at 100.00 AA- 1,237,800
500 5.000%, 7/01/31 1/30 at 100.00 AA- 616,990
Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Project, Refunding Series 2016A:
1,355 5.000%, 5/15/29 5/26 at 100.00 AA- 1,529,050
560 5.000%, 5/15/30 5/26 at 100.00 AA- 631,445
1,000 5.000%, 5/15/31 5/26 at 100.00 AA- 1,126,720
2,235 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Series 2019A, 5.000%, 5/15/32
5/29 at 100.00 AA- 2,699,545
34,635 Total Health Care 39,303,348
Housing/Multifamily - 0.7%
Clackamas County Housing Authority, Oregon, Multifamily
Housing Revenue Bonds, Easton Ridge Apartments
Project, Series 2013A:
285 4.000%, 9/01/22 No Opt. Call Aa2 289,152
195 4.000%, 9/01/23 3/23 at 100.00 Aa2 199,887
340 Home Forward, Oregon, Multifamily Housing Revenue Bonds, Lovejoy
Station Apartments, Refunding Series 2016, 4.000%, 7/15/29
7/26 at 100.00 Aa2 364,735
1,000 Oregon Facilities Authority, Revenue Bonds, College Housing Northwest
Projects, Refunding Series 2013, 5.000%, 10/01/24
10/23 at 100.00 BBB- 1,041,330
155 Portland Housing Authority, Oregon, Housing Revenue Bonds, Yards at
Union Station Project, Refunding Series 2007, 4.750%, 5/01/22, (AMT)
3/22 at 100.00 Aa2 155,462
1,975 Total Housing/Multifamily 2,050,566
Housing/Single Family - 0.6%
Oregon Housing and Community Services Department,
Single Family Mortgage Revenue Bonds, Series 2021A:
935 1.900%, 1/01/33 7/30 at 100.00 Aa2 885,679
825 1.950%, 7/01/33 7/30 at 100.00 Aa2 783,271
1,760 Total Housing/Single Family 1,668,950

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Information Technology - 0.8%
$ 2,375 Oregon State Business Development Commission, Recovery Zone Facility
Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%,
12/01/40, (Mandatory Put 8/14/23)
No Opt. Call A+ $ 2,416,301
Long-Term Care - 4.3%
Clackamas County Hospital Facility Authority, Oregon,
Revenue Bonds, Rose Villa Inc., Series 2020A:
285 5.000%, 11/15/27 11/25 at 102.00 N/R 310,242
300 5.000%, 11/15/28 11/25 at 102.00 N/R 325,464
315 5.000%, 11/15/29 11/25 at 102.00 N/R 340,581
330 5.000%, 11/15/30 11/25 at 102.00 N/R 355,595
Clackamas County Hospital Facility Authority, Oregon,
Senior Living Revenue Bonds, Willamette View Project,
Series 2017A:
525 4.000%, 5/15/24 No Opt. Call N/R 541,984
445 4.000%, 11/15/24 No Opt. Call N/R 462,560
355 4.000%, 5/15/25 No Opt. Call N/R 370,165
460 4.000%, 11/15/25 No Opt. Call N/R 482,577
200 4.000%, 5/15/26 11/25 at 102.00 N/R 210,420
400 4.000%, 11/15/26 11/25 at 102.00 N/R 423,168
350 4.000%, 5/15/27 11/25 at 102.00 N/R 370,538
350 4.000%, 11/15/27 11/25 at 102.00 N/R 372,361
450 Medford Hospital Facilities Authority, Oregon, Revenue Bonds, Rogue
Valley Manor, Series 2013A, 5.000%, 10/01/24
10/23 at 100.00 A- 474,066
1,500 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond,
Terwilliger Plaza, Inc., Refunding Series 2012, 5.000%, 12/01/29
12/22 at 100.00 BB+ 1,523,265
325 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond,
Terwilliger Plaza, Inc., Refunding Series 2016, 5.000%, 12/01/30
12/26 at 100.00 BB+ 353,694
440 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/24
No Opt. Call N/R 458,062
370 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Terwilliger Plaza-Parkview Project, Refunding Green Series 2021A,
4.000%, 12/01/36
12/28 at 103.00 BB+ 383,601
1,040 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.125%, 7/01/35
7/25 at 100.00 N/R 1,055,007
Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Capital Manor, Inc., Refunding Bonds, Series 2022:
255 4.000%, 5/15/29 No Opt. Call N/R 275,171
190 4.000%, 5/15/30 5/29 at 103.00 N/R 205,008
200 4.000%, 5/15/31 5/29 at 103.00 N/R 215,972
185 4.000%, 5/15/32 5/29 at 103.00 N/R 200,303
290 4.000%, 5/15/40 5/29 at 103.00 N/R 311,353
Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Capital Manor, Inc., Refunding Series 2012:
550 5.750%, 5/15/27 5/22 at 100.00 BBB- 555,792
1,150 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2016A, 5.000%, 11/15/31
11/24 at 102.00 N/R 1,234,295
220 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A, 5.000%, 11/15/36
11/28 at 103.00 N/R 251,062
11,480 Total Long-Term Care 12,062,306
Tax Obligation/General - 41.4%
1,365 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest Series
2017D, 5.000%, 6/15/26
No Opt. Call AA+ 1,568,317
Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series
2018A:
350 5.000%, 6/15/26 No Opt. Call AA+ 402,448
2,835 5.000%, 6/15/27 No Opt. Call AA+ 3,345,243

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series 2020:
$ 500 4.000%, 6/15/34 6/30 at 100.00 Aa1 $ 581,075
1,250 4.000%, 6/15/35 6/30 at 100.00 Aa1 1,451,150
1,000 Boardman, Morrow County, Oregon, General Obligation Bonds, Series
2021, 4.000%, 6/15/33 - BAM Insured
6/29 at 100.00 AA 1,137,590
1,100 Chemeketa Community College District, Oregon, General Obligation
Bonds, Refunding Series 2014, 5.000%, 6/15/26
6/24 at 100.00 AA+ 1,191,586
200 Clackamas and Multnomah Counties School District 7J Lake Oswego,
Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%,
6/01/25 - AGM Insured
No Opt. Call Aa2 225,112
1,665 Clackamas and Multnomah Counties School District 7J Lake Oswego,
Oregon, General Obligation Bonds, Series 2017, 4.000%, 6/01/32
6/27 at 100.00 AA+ 1,845,220
Clackamas and Washington Counties School District 3JT,
Oregon, General Obligation Bonds, Refunding Series
2015:
1,250 5.000%, 6/15/28 6/25 at 100.00 AA+ 1,394,363
Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2017B:
1,000 5.000%, 6/15/30 6/27 at 100.00 AA+ 1,173,860
2,000 5.000%, 6/15/33 6/27 at 100.00 AA+ 2,336,660
Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2018:
585 5.000%, 6/15/31 6/28 at 100.00 Aa1 704,521
550 5.000%, 6/15/32 6/28 at 100.00 Aa1 661,403
1,500 Clackamas County School District 46 Oregon Trail, Oregon, General
Obligation Bonds, Refunding Series 2017, 5.000%, 6/15/30
6/27 at 100.00 AA+ 1,757,460
605 Clackamas County School District 62, Oregon City, Oregon, General
Obligation Bonds, Refunding Series 2018B, 5.000%, 6/15/33
6/28 at 100.00 AA+ 726,986
Clackamas County School District 86, Oregon, General
Obligation Bonds, Refunding Series 2020A:
775 4.000%, 6/15/33 6/30 at 100.00 Aa1 901,557
560 4.000%, 6/15/34 6/30 at 100.00 Aa1 649,410
Clatskanie School District 6J, Columbia and Clatsop
Counties, Oregon, General Obligation Bonds, Series
2021:
270 4.000%, 6/15/32 6/31 at 100.00 AA+ 318,063
250 4.000%, 6/15/33 6/31 at 100.00 AA+ 293,015
560 Clatsop County School District 1C Astoria, Oregon, General Obligation
Bonds, Series 2019B, 5.000%, 6/15/30
6/29 at 100.00 Aa1 689,310
500 Clatsop County, Oregon, General Obligation Bonds, Series 2019, 5.000%,
6/15/31
6/29 at 100.00 Aa2 611,715
450 Columbia County School District 502 Saint Helens, Oregon, General
Obligation Bonds, Series 2017, 5.000%, 6/15/33
6/27 at 100.00 Aa1 525,748
Coos County School District 9 Coos Bay, Oregon, General
Obligation Bonds, Series 2020:
185 5.000%, 6/15/31 6/30 at 100.00 AA+ 231,616
430 5.000%, 6/15/33 6/30 at 100.00 AA+ 536,833
765 5.000%, 6/15/34 6/30 at 100.00 AA+ 954,139
1,190 Crook County, Oregon, General Obligation Bonds, Convertible Capital
Appreciation Series 2022, 0.000%, 6/01/33(4)
6/32 at 100.00 N/R 1,182,075
1,000 David Douglas School District 40, Multnomah County, Oregon, General
Obligation Bonds, Series 2012B, 0.000%, 6/15/25
No Opt. Call AA+ 951,100
Deschutes County School District 6, Sisters, Oregon,
General Obligation Bonds, Series 2021:
530 4.000%, 6/15/32 6/31 at 100.00 Aa1 625,331
875 4.000%, 6/15/34 6/31 at 100.00 Aa1 1,022,018
3,055 Deshutes and Jefferson Counties School District 2J Redmond, Oregon,
General Obligation Bonds, Series 2008B, 0.000%, 6/15/22
No Opt. Call Aa1 3,050,112

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Deshutes and Jefferson Counties School District 2J
Redmond, Oregon, General Obligation Bonds, Series
2021:
$ 375 4.000%, 6/15/34 6/31 at 100.00 Aa1 $ 442,530
300 4.000%, 6/15/35 6/31 at 100.00 Aa1 353,328
300 4.000%, 6/15/36 6/31 at 100.00 Aa1 353,226
380 4.000%, 6/15/37 6/31 at 100.00 Aa1 446,306
2,035 Greater Albany School District 8J, Linn & Benton Counties, Oregon,
General Obligation Bonds, Series 2017, 5.000%, 6/15/32
6/27 at 100.00 AA+ 2,380,909
2,825 Hood River County School District, Oregon, General Obligation Bonds,
Refunding Series 2016, 4.000%, 6/15/29
6/26 at 100.00 AA+ 3,097,810
Jackson County School District 5 Ashland, Oregon, General
Obligation Bonds, Series 2019:
2,120 5.000%, 6/15/31 6/29 at 100.00 AA+ 2,600,180
2,335 5.000%, 6/15/32 6/29 at 100.00 AA+ 2,859,161
1,620 5.000%, 6/15/33 6/29 at 100.00 AA+ 1,981,908
1,250 Jackson County School District 549C, Oregon, General Obligation Bonds,
Refunding Series 2015, 5.000%, 12/15/28
6/25 at 100.00 AA+ 1,394,362
Jackson County School District 6, Central Point, Oregon,
General Obligation Bonds, Series 2019A:
1,675 4.000%, 6/15/34 6/29 at 100.00 Aa1 1,907,440
1,700 4.000%, 6/15/35 6/29 at 100.00 Aa1 1,932,832
Jefferson County School District 509J, General Obligation
Bonds, Series 2022:
250 4.000%, 6/15/33 6/32 at 100.00 N/R 294,905
375 4.000%, 6/15/34 6/32 at 100.00 N/R 441,071
375 Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station
Area A Local Improvement District, Series 2008, 5.200%, 6/01/31
3/22 at 100.00 Aa3 376,406
Lake County School District 52 Bethel, Oregon, General
Obligation Bonds, Series 2021B:
400 4.000%, 6/15/34 6/31 at 100.00 Aa1 473,904
1,520 4.000%, 6/15/35 6/31 at 100.00 Aa1 1,798,722
1,200 Lake Oswego, Oregon, General Obligation Bonds, Refunding Full Faith &
Credit Series 2017, 4.000%, 12/01/31
12/27 at 100.00 AAA 1,350,672
2,070 Lane Community College, Oregon, General Obligation Bonds, Series
2020A, 4.000%, 6/15/34
6/30 at 100.00 Aa1 2,405,651
1,105 Lane County School District 4J Eugene, Oregon, General Obligation
Bonds, Series 2019, 4.000%, 6/15/35
6/29 at 100.00 Aa1 1,270,905
510 Lebanon Rural Fire Protection District, Linn County, Oregon, General
Obligation Bonds, Series 2020, 4.000%, 6/15/33 - BAM Insured
6/27 at 100.00 AA 555,288
205 Linn and Marion Counties School District 129J Santiam Canyon, Oregon,
General Obligation Bonds, Series 2019, 5.000%, 6/15/34
6/29 at 100.00 AA+ 250,424
Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2020B:
1,135 5.000%, 6/15/32 6/30 at 100.00 AA+ 1,418,375
1,000 5.000%, 6/15/33 6/30 at 100.00 AA+ 1,248,450
3,000 5.000%, 6/15/34 6/30 at 100.00 N/R 3,741,720
Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Series 2018:
1,500 5.000%, 6/15/31 6/28 at 100.00 AA+ 1,806,465
2,000 5.000%, 6/15/33 6/28 at 100.00 AA+ 2,409,900
1,000 Marion County School District 15 North Marion, Oregon, General
Obligation Bonds, Series 2018B, 5.000%, 6/15/31
6/28 at 100.00 AA+ 1,200,990
2,500 Metro, Oregon, General Obligation Bonds, Series 2020A, 4.000%, 6/01/34 6/30 at 100.00 AAA 2,924,575
Multnomah County School District 7, Reynolds, Oregon,
General Obligation Bonds, Refunding Series 2020:
200 4.000%, 6/01/32 6/30 at 100.00 Aa3 231,104
135 4.000%, 6/01/33 6/30 at 100.00 Aa3 155,840
250 3.000%, 6/01/34 6/30 at 100.00 Aa3 265,455

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Multnomah County School District 7, Reynolds, Oregon,
General Obligation Bonds, Series 2015A:
$ 1,845 5.000%, 6/15/29 6/25 at 100.00 Aa1 $ 2,054,924
2,250 5.000%, 6/15/30 6/25 at 100.00 Aa1 2,506,005
1,190 Nestucca Valley School District 101, Tillamook & Yamhill Counties,
Oregon, General Obligation Bonds, Series 2018B. Current Interest,
5.000%, 6/15/29
6/28 at 100.00 AA+ 1,429,666
Oregon City, Oregon, General Obligation Bonds, Series
2018:
360 5.000%, 6/01/30 6/28 at 100.00 AA+ 433,105
765 5.000%, 6/01/31 6/28 at 100.00 AA+ 917,924
25 Oregon State, General Obligation Bonds, Alternative Energy Series
2011B, 5.000%, 1/01/23, (AMT)
3/22 at 100.00 AA+ 25,053
2,255 Oregon State, General Obligation Bonds, Article XI-Q State Projects,
Refunding Series 2016G, 5.000%, 11/01/29
5/26 at 100.00 AA+ 2,574,421
Pacific Communities Health District, Oregon, General
Obligation Bonds, Series 2016:
325 5.000%, 6/01/27 6/26 at 100.00 A1 369,132
350 5.000%, 6/01/28 6/26 at 100.00 A1 396,448
750 5.000%, 6/01/29 6/26 at 100.00 A1 847,890
1,000 5.000%, 6/01/30 6/26 at 100.00 A1 1,126,590
770 5.000%, 6/01/31 6/26 at 100.00 A1 865,465
1,210 Phoenix-Talent School District 4, Jackson County, Oregon, General
Obligation Bonds, Current Interest Series 2018B, 5.000%, 6/15/32
6/28 at 100.00 AA+ 1,451,080
Port of Alsea, Lincoln County, Oregon, General Obligation
Bonds, Series 2018:
225 3.750%, 6/15/28 No Opt. Call N/R 235,600
180 4.000%, 6/15/33 6/28 at 100.00 N/R 192,324
900 Portland Community College District, Multnomah County, Oregon,
General Obligation Bonds, Refunding Series 2016, 5.000%, 6/15/29
6/26 at 100.00 AA+ 1,028,412
Portland Community College District, Multnomah County,
Oregon, General Obligation Bonds, Series 2018:
1,500 5.000%, 6/15/29 6/26 at 100.00 AA+ 1,714,020
1,050 5.000%, 6/15/30 6/26 at 100.00 AA+ 1,197,473
2,235 Portland, Oregon, General Obligation Bonds, Sellwood Bridge Project,
Series 2014A, 5.000%, 6/01/28
6/24 at 100.00 Aaa 2,416,102
340 Redmond, Oregon, Full Faith and Credit Obligations, Refunding Series
2012A, 4.000%, 6/01/25
6/22 at 100.00 Aa3 342,713
350 Redmond, Oregon, Full Faith and Credit Obligations, Series 2014A,
5.000%, 6/01/25
6/24 at 100.00 Aa3 378,686
630 Redmond, Oregon, Full Faith and Credit Obligations, Series 2019B-1,
5.000%, 6/01/36
12/28 at 100.00 Aa3 759,515
500 Rogue Community College District, Jackson and Josephine Counties,
Oregon, General Obligation Bonds, Jackson County Service Area, Series
2016B, 4.000%, 6/15/31
6/26 at 100.00 Aa1 546,765
800 Salem-Keizer School District 24J, Marion and Polk Counties, Oregon,
General Obligation Bonds, Series 2009B, 0.000%, 6/15/22
No Opt. Call AA+ 798,536
Umatilla County School District 6R Umatilla, Oregon,
General Obligation Bonds, Series 2017:
245 0.000%, 6/15/27(4) No Opt. Call AA+ 269,921
340 0.000%, 6/15/29(4) 6/27 at 100.00 AA+ 371,875
315 0.000%, 6/15/31(4) 6/27 at 100.00 AA+ 343,577
1,000 Umatilla County School District R61Stanfield, Oregon, General Obligation
Bonds, Series 2019, 4.000%, 6/15/34
6/29 at 100.00 AA+ 1,147,550
1,260 Washington and Clackamas Counties School District 23J Tigard-Tualatin,
Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/30
6/27 at 100.00 AA+ 1,473,482
965 Washington County School District 15, Forest Grove, Oregon, General
Obligation Bonds, Series 2012B, 0.000%, 6/15/25
No Opt. Call AA+ 914,222
1,320 Washington County, Oregon, General Obligation Bonds, Full Faith &
Credit Obligation Series 2016B, 4.000%, 3/01/31
3/26 at 100.00 Aaa 1,435,262

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Washington Multnomah & Yamhill Counties School District
1J Hillsboro, Oregon, General Obligation Bonds, Series
2017:
$ 990 5.000%, 6/15/31 6/27 at 100.00 Aa1 $ 1,163,775
3,750 5.000%, 6/15/32 6/27 at 100.00 Aa1 4,401,975
1,000 Washington, Clackamas and Yamhill Counties School District 88J
Sherwood, Oregon, General Obligation Bonds, Series 2017B, 5.000%,
6/15/30
6/27 at 100.00 AA+ 1,177,200
Yamhill County School District 40, McMinnville, Oregon,
General Obligation Bonds, Refunding Series 2016:
1,000 4.000%, 6/15/31 6/26 at 100.00 AA+ 1,097,000
1,000 4.000%, 6/15/32 6/26 at 100.00 AA+ 1,094,400
195 Yamhill County School District 8 Dayton, Oregon, General Obligation
Bonds, Refunding & Project Series 2019, 5.000%, 6/15/33
6/29 at 100.00 AA+ 238,563
101,980 Total Tax Obligation/General 117,152,501
Tax Obligation/Limited - 8.7%
Beaverton, Oregon, Special Revenue Bonds, Series 2020A:
300 5.000%, 6/01/32 6/30 at 100.00 Aa3 371,988
400 5.000%, 6/01/34 6/30 at 100.00 Aa3 493,996
Deschutes Public Library District, Deschutes County,
Oregon, General Obligation Bonds, Series 2021:
900 4.000%, 6/01/31 No Opt. Call Aa2 1,070,316
600 4.000%, 6/01/33 6/31 at 100.00 Aa2 706,200
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
2,260 5.000%, 11/15/28 11/25 at 100.00 BB 2,512,849
500 5.000%, 11/15/29 11/25 at 100.00 BB 554,725
750 Metro, Oregon, Dedicated Tax Revenue Bonds, Oregon Convention
Center Hotel, Series 2017, 5.000%, 6/15/30
6/27 at 100.00 Aa3 877,072
1,270 Oregon Department of Administrative Services, State Lottery Revenue
Bonds, Refunding Series 2014B, 5.000%, 4/01/27
4/24 at 100.00 AAA 1,365,580
Oregon State Bond Bank, Revenue Bonds, Oregon Business
Development Department, Refunding Series 2021A:
275 5.000%, 1/01/31 No Opt. Call AA+ 347,691
285 5.000%, 1/01/32 1/31 at 100.00 AA+ 359,399
200 5.000%, 1/01/33 1/31 at 100.00 AA+ 251,892
1,090 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Subordinate Lien Series 2020A, 5.000%, 11/15/35
11/30 at 100.00 AA+ 1,375,035
1,000 Portland, Oregon, River District Urban Renewal and Redevelopment
Bonds, Series 2012B, 5.000%, 6/15/23
6/22 at 100.00 Aa3 1,011,470
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
499 0.000%, 7/01/29 7/28 at 98.64 N/R 418,037
2,191 0.000%, 7/01/31 7/28 at 91.88 N/R 1,711,105
1,906 0.000%, 7/01/33 7/28 at 86.06 N/R 1,388,178
614 4.500%, 7/01/34 7/25 at 100.00 N/R 663,691
1,260 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R 1,379,738
1,600 Seaside, Clatsop County, Oregon, Transient Lodgings Tax Revenue Bonds,
Series 2018, 5.000%, 12/15/30
6/28 at 100.00 A3 1,887,024
1,000 Tri-County Metropolitan Transportation District, Oregon, Capital Grant
Receipt Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/27
No Opt. Call A 1,175,330
Tri-County Metropolitan Transportation District, Oregon,
Capital Grant Receipt Revenue Bonds, Series 2018A:
1,000 5.000%, 10/01/31 4/28 at 100.00 A 1,186,520
750 4.000%, 10/01/33 4/28 at 100.00 A 841,980
340 Tri-County Metropolitan Transportation District, Oregon, Payroll Tax
Revenue Bonds, Senior Lien Series 2019A, 5.000%, 9/01/34
9/29 at 100.00 AAA 419,183

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Tri-County Metropolitan Transportation District, Oregon,
Payroll Tax Revenue Bonds, Senior Lien Series 2021A:
$ 750 5.000%, 9/01/33 9/31 at 100.00 N/R $ 961,193
1,000 5.000%, 9/01/34 9/31 at 100.00 N/R 1,280,140
22,740 Total Tax Obligation/Limited 24,610,332
Transportation - 4.9%
Jackson County, Oregon, Airport Revenue Bonds, Refunding
Series 2016:
395 5.000%, 12/01/30 - AGM Insured 6/26 at 100.00 AA 449,557
430 5.000%, 12/01/31 - AGM Insured 6/26 at 100.00 AA 489,073
380 5.000%, 12/01/33 - AGM Insured 6/26 at 100.00 AA 431,672
350 4.000%, 12/01/34 - AGM Insured 6/26 at 100.00 AA 379,327
500 Port of Portland, Oregon, International Airport Revenue Bonds, Refunding
Series 2020-26C, 5.000%, 7/01/28, (AMT)
No Opt. Call A+ 587,090
1,030 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2011, 5.000%, 7/01/23, (AMT)
3/22 at 100.00 A+ 1,032,194
1,265 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2015-23, 5.000%, 7/01/28
7/25 at 100.00 A+ 1,408,527
Port of Portland, Oregon, International Airport Revenue
Bonds, Series 2019-25B:
1,105 5.000%, 7/01/31, (AMT) 7/29 at 100.00 A+ 1,311,348
1,850 5.000%, 7/01/33, (AMT) 7/29 at 100.00 A+ 2,190,030
2,500 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2020-27A, 5.000%, 7/01/33, (AMT)
7/30 at 100.00 A+ 3,010,200
2,000 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2022-28, 5.000%, 7/01/33, (AMT)
7/32 at 100.00 N/R 2,495,160
11,805 Total Transportation 13,784,178
U.S. Guaranteed - 10.8% (5)
1,105 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Series 2014B, 5.000%, 6/15/27,
(Pre-refunded 6/15/24)
6/24 at 100.00 AA+ 1,199,986
500 Central Oregon Community College District, Crook, Jefferson, Deschutes,
Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds,
Series 2014, 5.000%, 6/01/29, (Pre-refunded 6/01/24)
6/24 at 100.00 AA 541,675
Clackamas and Washington Counties School District 3JT,
Oregon, General Obligation Bonds, Refunding Series
2015:
2,000 5.000%, 6/15/30, (Pre-refunded 6/15/25) 6/25 at 100.00 AA+ 2,238,720
1,135 Clackamas County School District 12, North Clackamas, Oregon, General
Obligation Bonds, Refunding Series 2014, 5.000%, 6/15/28, (Pre-
refunded 6/15/24)
6/24 at 100.00 AA+ 1,232,565
Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2014:
255 5.000%, 6/01/29, (Pre-refunded 6/01/24) 6/24 at 100.00 AA 276,254
325 5.000%, 6/01/29, (Pre-refunded 6/01/24) 6/24 at 100.00 AA 352,469
525 Clackamas County School District 86, Oregon, General Obligation Bonds,
Refunding Series 2012A, 5.000%, 6/15/25, (Pre-refunded 6/15/22)
6/22 at 100.00 AA+ 531,694
1,635 Lake County School District 52 Bethel, Oregon, General Obligation Bonds,
Series 2013B, 5.000%, 6/15/33, (Pre-refunded 6/15/24)
6/24 at 100.00 Aa1 1,775,545
Marion County School District 103 Woodburn, Oregon,
General Obligation Bonds, Series 2015:
1,000 5.000%, 6/15/27, (Pre-refunded 6/15/25) 6/25 at 100.00 Aa1 1,115,930
1,000 5.000%, 6/15/33, (Pre-refunded 6/15/25) 6/25 at 100.00 Aa1 1,115,930
300 Marion-Clackamas Counties School District 4J Silver Falls, Oregon,
General Obligation Bonds, Refunding Series 2013, 5.000%, 6/15/24,
(Pre-refunded 6/15/23)
6/23 at 100.00 Aa1 315,342
Oregon Facilities Authority, Revenue Bonds, CHF-Ashland,
LLC Southern Oregon University Project Series 2012:
1,185 4.350%, 7/01/27, (Pre-refunded 7/01/22) 7/22 at 100.00 N/R 1,199,753
400 4.700%, 7/01/33, (Pre-refunded 7/01/22) 7/22 at 100.00 N/R 405,440

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
Oregon Facilities Authority, Revenue Bonds, Reed College,
Series 2017A:
$ 795 5.000%, 7/01/30, (Pre-refunded 7/01/27) 7/27 at 100.00 Aa2 $ 938,648
425 4.000%, 7/01/32, (Pre-refunded 7/01/27) 7/27 at 100.00 Aa2 480,076
Oregon State Department of Transportation, Highway User
Tax Revenue Bonds, Refunding Senior Lien Series 2014A:
1,980 5.000%, 11/15/26, (Pre-refunded 11/15/24) 11/24 at 100.00 AAA 2,178,436
1,000 5.000%, 11/15/27, (Pre-refunded 11/15/24) 11/24 at 100.00 AAA 1,100,220
Oregon State Department of Transportation, Highway User
Tax Revenue Bonds, Refunding Senior Lien Series 2015A:
2,000 5.000%, 11/15/27, (Pre-refunded 11/15/24) 11/24 at 100.00 AAA 2,200,440
2,500 5.000%, 11/15/28, (Pre-refunded 11/15/24) 11/24 at 100.00 AAA 2,750,550
Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Capital Manor, Inc., Refunding Series 2012:
120 5.000%, 5/15/22, (ETM) No Opt. Call BBB- 121,044
Tigard, Washington County, Oregon, Water System Revenue
Bonds, Series 2012:
1,435 5.000%, 8/01/26, (Pre-refunded 8/01/22) 8/22 at 100.00 AA- 1,460,973
1,915 5.000%, 8/01/30, (Pre-refunded 8/01/22) 8/22 at 100.00 AA- 1,949,662
Tri-County Metropolitan Transportation District, Oregon,
Payroll Tax Revenue Bonds, Refunding Senior Lien Series
2016A:
1,000 4.000%, 9/01/31, (Pre-refunded 9/01/26) 9/26 at 100.00 AAA 1,114,880
655 4.000%, 9/01/32, (Pre-refunded 9/01/26) 9/26 at 100.00 AAA 730,246
Tri-County Metropolitan Transportation District, Oregon,
Payroll Tax Revenue Bonds, Senior Lien Series 2018A:
1,000 5.000%, 9/01/30, (Pre-refunded 9/01/27) 9/27 at 100.00 AAA 1,188,260
855 5.000%, 9/01/31, (Pre-refunded 9/01/27) 9/27 at 100.00 AAA 1,015,962
1,080 Umatilla County School District 016R Pendleton, Oregon, General
Obligation Bonds, Series 2014A, 5.000%, 6/15/29, (Pre-refunded
6/15/24)
6/24 at 100.00 Aa1 1,172,837
28,125 Total U.S. Guaranteed 30,703,537
Utilities - 8.9%
1,295 Albany, Oregon, General Obligation Bonds, Refunding Series 2013,
5.000%, 8/01/25
8/23 at 100.00 Aa3 1,365,176
1,035 Bend, Oregon, Sewer Revenue Bonds, Series 2020, 5.000%, 5/01/33 5/30 at 100.00 AA 1,288,761
Central Lincoln Peoples Utility District, Oregon, Electric
Revenue Bonds, Series 2016:
500 3.500%, 12/01/29 12/25 at 100.00 AA- 533,745
350 5.000%, 12/01/33 12/25 at 100.00 AA- 392,525
350 5.000%, 12/01/34 12/25 at 100.00 AA- 391,983
270 Clackamas River Water, Oregon, Water Revenue Bonds, Series 2016,
5.000%, 11/01/33
5/25 at 100.00 AA- 298,266
500 Emerald Peoples Utility District, Oregon, Electric System Revenue Bonds,
Refunding Series 2013, 5.000%, 11/01/22 - AGM Insured
No Opt. Call A1 513,940
Eugene, Oregon, Electric Utility Revenue Bonds, Series
2020A:
250 4.000%, 8/01/32 8/30 at 100.00 Aa2 290,610
650 4.000%, 8/01/33 8/30 at 100.00 Aa2 754,832
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016:
1,065 5.000%, 7/01/28 7/26 at 100.00 A- 1,196,336
1,120 5.000%, 7/01/29 7/26 at 100.00 A- 1,254,747
1,180 5.000%, 7/01/30 7/26 at 100.00 A- 1,318,922
2,000 Portland, Oregon, Sewer System Revenue Bonds, Refunding Second Lien
Series 2019A, 5.000%, 3/01/32
9/29 at 100.00 AA 2,471,380
1,880 Portland, Oregon, Sewer System Revenue Bonds, Second Lien Series
2018A, 4.500%, 5/01/30
5/26 at 100.00 AA 2,104,453
2,500 Portland, Oregon, Water System Revenue Bonds, Refunding First Lien
Series 2016A, 4.000%, 4/01/33
4/26 at 100.00 Aa1 2,724,225
3,000 Portland, Oregon, Water System Revenue Bonds, Second Lien Series
2019A, 5.000%, 5/01/34
11/29 at 100.00 Aa2 3,714,450

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 1,015 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R $ 1,204,724
Rockwood Water People's Utility District, Oregon, Water
Revenue Bonds, Refunding Series 2021:
300 4.000%, 6/15/28 No Opt. Call Aa3 342,531
235 4.000%, 6/15/29 No Opt. Call Aa3 272,111
450 4.000%, 6/15/30 No Opt. Call Aa3 526,405
310 4.000%, 6/15/31 No Opt. Call Aa3 367,105
255 4.000%, 6/15/33 6/31 at 100.00 Aa3 300,059
1,000 Sunrise Water Authority, Oregon, Water Revenue Bonds, Refunding Series
2014, 4.000%, 3/01/23
No Opt. Call AA 1,029,940
525 Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric
Revenue Bonds, Tribal Economic Development Bond Pelton Round
Butte Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/33,
144A
5/29 at 100.00 A3 623,894
22,035 Total Utilities 25,281,120
$ 247,630 Total Long-Term Investments (cost $272,170,974) 278,596,639
Other Assets Less Liabilities - 1.6% 4,485,888
Net Assets - 100% $ 283,082,527
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 278,596,639 $ – $ 278,596,639
Total
$ – $ 278,596,639 $ – $ 278,596,639
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity